                                  Registration Nos. 33-14499 and 811-5179

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ----------------------

                                    FORM N-4

                          POST-EFFECTIVE AMENDMENT NO. 17
                                       TO
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF l933

                                      AND

                                AMENDMENT NO. 18
                                       TO
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF l940


                            ----------------------


                             SEPARATE ACCOUNT TWO
                                      OF
                            THE MANUFACTURERS LIFE
                         INSURANCE COMPANY OF AMERICA
                            (Exact name of trust)

                           THE MANUFACTURERS LIFE
                         INSURANCE COMPANY OF AMERICA
                             (Name of depositor)

                            ----------------------

                            500 N. Woodward Avenue
                       Bloomfield Hills, Michigan 48304
              (Address of depositor's principal executive offices)

         JAMES D. GALLAGHER
    Secretary and General Counsel                     Notice to:
   The Manufacturers Life Insurance       W. Randolph Thompson, Esq., Of Counsel
         Company of America                  Jones & Blouch L.L.P., Suite 405W
       500 N. Woodward Avenue                1025 Thomas Jefferson Street, N.W.
   Bloomfield Hills, Michigan 48304             Washington, D.C.  20007-0805
(Name and Address of Agent for Service)

     It is proposed that this filing will become effective:
     _____ immediately upon filing pursuant to paragraph (b) of Rule 485
       X   on May 1, 1997 pursuant to paragraph (b) of Rule 485
     -----
     _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 on _________________ pursuant to paragraph (a)(1) of Rule 485
     -----
     _____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

Registrant has registered, pursuant to Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of individual variable annuity contracts for sale under the Securities Act of 1933 and filed a Rule 24f-2 notice on February 25, 1997 for its fiscal year ended December 31, 1996.

                              SEPARATE ACCOUNT TWO
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                       Registration Statement on Form N-4

                 Cross-Reference Sheet Required by Rule 495(a)



Form N-4
Item of Part A
Item No.                                             Caption in Prospectus
--------                      ---------------------------------------------------------------------
         1 -----              Cover Page
         2 -----              Definitions
         3 -----              Summary of Policies
         4 -----              Condensed Financial Information
         5 -----              General Information About Manufacturers Life Of America;
                              General Information About Manufacturers Life Insurance
                              Company of America's Separate Accounts, General Information
                              about NASL Series Trust.
         6 -----              Description of the Policies ("What Are the Policy Charges?")
         7 -----              Description of the Policies
         8 -----              Description of the Policies ("When Do Annuity Payments
                              Commence?"); Appendix ("What Are the Annuity Options")
         9 -----              Description of the Policies ("What Are the Death Benefit Provisions?")
        10 -----              Description of the Policies ("How Is A Policy Purchased?";
                              "What Is the Variable Policy Value and How Is It
                              Determined?")
        11 -----              Description of the Policies ("What Surrender or Withdrawal
                              Rights Are Available?")
        12 -----              Federal Tax Matters
        13 -----              Not applicable
        14 -----              Prospectus Contents


Form N-4
Item of Part B
Item No.                                             Caption in Part B
--------                      ---------------------------------------------------------------------

        15 -----              Cover page
        16 -----              Table of Contents
        17 -----              General Information About Manufacturers Life Of America;
                              Separate Account Two, and NASL Series Trust*
        18 -----              What Responsibilities Has Manufacturers Life Assumed?
        19 -----              Description of the Policies ("What Are the Policy Charges?";
                              "How Is A Policy Purchased?")
        20 -----              Who Sells the Policies?
        21 -----              Performance and Other Comparative Information
        22 -----              Not applicable
        23 -----              Financial Statements


_______________________________________________

* Prospectus Caption

                                     PART A

                                   PROSPECTUS

                   PROSPECTUS FOR

                   MULTI-ACCOUNT FLEXIBLE
                   PAYMENT VARIABLE ANNUITY

                   ISSUED BY

                   THE MANUFACTURERS LIFE INSURANCE
                   COMPANY OF AMERICA

                   PROSPECTUS

                   THE MANUFACTURERS LIFE INSURANCE
                   COMPANY OF AMERICA
                   SEPARATE ACCOUNT TWO

                   MULTI-ACCOUNT FLEXIBLE PAYMENT
                   VARIABLE ANNUITY POLICIES

     This prospectus describes Multi-Account Flexible Payment Variable Annuity Policies ("Policies" or "Policy") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manufacturers Life" or the "Company"). The Policies are designed for use in connection with retirement plans that may or may not be entitled to special income tax treatment. The Policies will be offered on both an individual basis and in connection with group or sponsored arrangements.

     The Policies provide for the accumulation of values on a fixed or variable basis. Annuity payments are available on a fixed basis only. Values accumulated on a variable basis will be held in one or more of the sub-accounts of The Manufacturers Life of America's Separate Account Two ("Account"). The assets of each sub-account will be used to purchase shares of a particular investment portfolio ( a "Portfolio") of NASL Series Trust. The accompanying prospectus for NASL Series Trust and the corresponding statement of additional information describes the investment objectives of the Portfolios in which net premiums may be invested. The Portfolios available for allocation of net premiums are: the Emerging Growth Trust, the Balanced Trust, the Capital Growth Bond Trust, the Money Market Trust, the Quantitative Equity Trust (formerly, the Common Stock
Fund), the Real Estate Securities Trust, the International Stock Trust, and the Pacific Rim Emerging Markets Trust. Other subaccounts and Portfolios may be added in the future.



     This prospectus sets forth concisely the information concerning Separate Account Two that a prospective purchaser ought to know before making a purchase. Please read this prospectus carefully and keep it for future reference. It is valid only when accompanied by a current prospectus for NASL Series Trust. Additional information concerning Separate Account Two has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to the Service Office address or calling the number listed below and requesting the "Statement of Additional Information of Separate Account Two of The Manufacturers Life Insurance Company of America." In addition, the Commission maintains a Web Site (http://www.sec.gov) that contains the statement of additional information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission. The table of contents of the Statement of Additional Information is included in the prospectus following the listing of the prospectus contents.



     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Manufacturers Life Insurance
Company of America
500 N. Woodward Ave.
Bloomfield Hills, Michigan 48304

Service Office:
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5
Telephone: 1 (800) 827-4546 1 (800) VARILIN(E)


THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 1997.

PROSPECTUS CONTENTS

                                                 PAGE
                                              -------
Definitions...................................       1
Summary Of Policies...........................       1
Policyowner Inquiries.........................       3
Expense Table.................................       4
Condensed Financial Information...............       7
General Information About Manufacturers Life
  of America, Separate Account Two and NASL
  Series Trust................................       9
Who Are Manufacturers Life of America And
  Manufacturers Life?.........................       9
What Is Manufacturers Life of America's
  Separate Account Two?.......................       9
What Is NASL Series Trust?....................       9
What Are The Investment Objectives And Certain
  Policies Of The Portfolios?.................      10
Description Of The Policies...................      12
What Are The Policy Charges?..................      12
How Is A Policy Purchased?....................      14
What Restrictions Apply To Purchase
  Payments?...................................      14
What Is The Variable Policy Value And How Is
  It Determined?..............................      15
What Are The Provisions On Transfers?.........      16
What Surrender Or Withdrawal Rights Are
  Available?..................................      17
What Are The Death Benefit Provisions?........      18
When Do Annuity Payments Commence?............      18
Under What Circumstances May Portfolio Shares
  Be Substituted?.............................      19
What Are The Other General Policy
  Provisions?.................................      19
Federal Tax Matters...........................      20
How Is Manufacturers Life of America Taxed?...      20
What Is The Tax Treatment Of The Policies?....      20
What Qualified Plans May Utilize The
  Policies?...................................      22
Other Matters.................................      23

                                                 PAGE
                                              -------
What Voting Rights Do Policyowners Have?......      23
Where Can Financial Information Be Found?.....      24
Performance And Other Comparative
  Information.................................      24
Appendix A....................................      27
What Is The Guaranteed Interest Account?......      27
What Are The Annuity Options?.................      27
STATEMENT OF ADDITIONAL INFORMATION CONTENTS
Who Sells The Policies?.......................       2
What Responsibilities Has Manufacturers Life
  Assumed?....................................       2
Who Are The Directors And Officers Of
  Manufacturers Life of America?..............       3
What State Regulations Apply?.................       4
Is There Any Litigation Pending?..............       5
Where Can Further Information Be Found?.......       5
Legal Matters.................................       5
Experts.......................................       5
Financial Statements..........................       6

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN
ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT
LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY
REPRESENTATIONS IN CONNECTION WITH THIS OFFERING
OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

DEFINITIONS

"ACCUMULATION PERIOD" is the period from the date we receive the first purchase payment to the Annuity Date.

"ANNUITY DATE" means the date on which the first annuity payment is due.

"GENERAL ACCOUNT" is all assets of Manufacturers Life of America except those allocated to Separate Account Two or other separate accounts of Manufacturers Life of America.

"GUARANTEED INTEREST ACCOUNT" is the account in which allocated purchase payments earn interest at a guaranteed rate set each Policy Anniversary.

"GUARANTEED INTEREST RATE" is the rate of interest accrued on a compounded annual basis and credited monthly on amounts allocated to the Guaranteed Interest Account and will be no less than 4% per year.

"QUALIFIED POLICY" means a Policy used in connection with a retirement plan which receives favorable federal income tax treatment under sections 401, 408 or 457 of the Internal Revenue Code of 1986, as amended ("Code"). (See page 19 for a brief discussion of the qualified plans which may use the Policies.)

"POLICY YEARS" and "POLICY ANNIVERSARIES" are determined from the date the application was signed. The first Policy Anniversary will be the first date of the same month one year later.

"PURCHASE PAYMENT" is an amount paid under the Policy.

"SERVICE OFFICE" is the office designated by Manufacturers Life of America to service the Policy.

"TOTAL POLICY VALUE" means the value during the Accumulation Period of amounts accumulated under the Policy. The Total Policy Value is the sum of the Variable Policy Value and the Guaranteed Interest Account.

"UNIT" is an index used to measure the value of a Policy's interest in a Variable Account.

"VALUATION PERIOD" is the period between two successive valuation dates measured from the times on such dates as of which the valuations are made. A valuation date is each day that the net asset value of the underlying shares of NASL Series Trust is determined.

"VARIABLE ACCOUNT" is a sub-account of Separate Account Two of Manufacturers Life of America.

"VARIABLE POLICY VALUE" is the sum of the value of a Policy's interest in each of the Variable Accounts.

SUMMARY OF POLICIES

     ELIGIBLE PURCHASERS. The Multi-Account Flexible Payment Variable Annuity Policies described in this prospectus are designed to provide a flexible investment program for the accumulation of amounts for retirement purposes under plans which receive favorable federal income tax treatment pursuant to sections 401, 408 or 457 of the Internal Revenue Code of 1986, as amended ("Qualified Policies"), or under plans and trusts not entitled to any special tax treatment ("Nonqualified Policies"). The Policies will be offered on both an individual basis and in connection with group or sponsored arrangements. (See "How Is A Policy Purchased?")

     FUNDING ARRANGEMENTS. The Policies are designed to provide flexibility as to the timing and amount of purchase payments and the available funding media. Purchase payments may be allocated among two types of accounts -- Variable Accounts and a Guaranteed Interest Account. The Variable Accounts are sub-accounts of Separate Account Two, each sub-account investing in a corresponding portfolio of NASL Series Trust. The

Guaranteed Interest Account is an account in which allocated purchase payments earn interest at a guaranteed rate set each Policy Anniversary. The fixed portion of the Policies, including provisions relating to the Guaranteed Interest Account and the annuity options, is described only in Appendix A to this prospectus unless specific reference to the fixed portion is otherwise made.

     PURCHASE PAYMENTS. The minimum initial purchase payment is $1,000. This may be allocated to any of the Variable Accounts or to the Guaranteed Interest Account in increments of not less than $50. Subsequent purchase payments may be as little as $50. The minimum amount that may be allocated to any one Variable Account or to the Guaranteed Interest Account from purchase payments is $50. A Policyowner should specify how each purchase payment is to be allocated. If no allocation is specified, a purchase payment will be allocated entirely to the Guaranteed Interest Account. (See "What Restrictions Apply To Purchase Payments?")


     CHARGES AND DEDUCTIONS. There is no deduction from purchase payments for sales expenses. However, full surrender of a Policy or a cash withdrawal thereunder may be subject to a withdrawal charge (contingent deferred sales charge), which is a percentage of the amount of the requested withdrawal subject to the withdrawal charge. The applicable percentage will depend upon when the purchase payment to which such amount is deemed attributable was made. The maximum withdrawal charge is 8% of the amount withdrawn, decreasing by 1% each year after the first. However, in no event may the charge exceed 8% of the total purchase payments made. In addition, an administration fee equal to 2% of the Total Policy Value up to a maximum of $30 will be deducted annually if the Total Policy Value on the last day of any Policy Year is less than $25,000. This fee will also be deducted on a pro rata basis in the event the Policy is surrendered on other than the last day of a Policy Year if the Total Policy Value is less than $25,000. The administration fee will be taken before any withdrawal charge is applied. A deduction for mortality and expense risks is made from the Variable Policy Value at an annual rate of 1.00%. This charge is deducted daily from amounts invested in the Variable Accounts. A deduction may also be made for any applicable premium taxes attributable to the Policies (currently such taxes range from 0% to 3.50%). In addition, those Policyowners who wish to participate in the Dollar Cost Averaging program will be charged $5 per transfer or series of transfers occurring on the same transfer date if Total Policy Value is $15,000 or less. (See "What Are The Policy Charges?")


     ANNUITY PAYMENTS. Annuity payments will begin on the Annuity Date and will be on a fixed basis only. The Policyowner may change the Annuity Date to any date so long as payments will commence by the end of the year in which the annuitant reaches age 85. Under some Qualified Policies, annuity payments must commence no later than April 1 following the year the annuitant attains the age of 70 1/2. If application of the Total Policy Value would result in annuity payments of less than $20 monthly, $60 quarterly, $100 semi-annually or $200 annually, the Total Policy Value will be paid to the Policyowner in a single sum. (See "When Do Annuity Payments Commence?")

     SURRENDERS AND WITHDRAWALS. At any time prior to the Annuity Date, a Policyowner may fully surrender the Policy for, or make a cash withdrawal in an amount not exceeding, its Total Policy Value, reduced by any applicable withdrawal charge and administration fee. A full surrender or cash withdrawal may be subject to a tax penalty. (See "What Is The Tax Treatment Of The Policies?") The minimum cash withdrawal that may be requested at any one time is $300. Some Qualified Policies must contain restrictions on withdrawal rights. (See "What Surrender Or Withdrawal Rights Are Available?")


     TRANSFERS. Transfers may be made at any time among the Guaranteed Interest Account and Variable Accounts. Transfers to any Variable Account must be at least $500 or, if less, the balance of the account. Transfers to the Guaranteed Interest Account, transfers pursuant to the Asset Allocation Balancer Program, and transfers designed to change percentage allocations of assets may be made in any amount. (See "What Are The Provisions On Transfers?")


     FREE LOOK RIGHT. Within ten days after receiving a Policy, the Policyowner may return it for cancellation by mailing it to the Service Office. Within seven days after receipt, except where state insurance law requires return of the Policy Value, Manufacturers Life of America will refund in full any purchase payments made.

                                    *  *  *

     The above summary is qualified in its entirety by the detailed information appearing elsewhere in this prospectus and the accompanying prospectus of NASL Series Trust to which reference should be made.


POLICYOWNER INQUIRIES

     All communications or inquiries relating to a Policy should be addressed to the Manufacturers Life of America Service Office at 200 Bloor Street East, Toronto, Ontario, Canada, M4W 1E5. All notices and elections under a Policy must be received at that Service Office to be effective.

                                 EXPENSE TABLE

                                                                          NUMBER OF
                                                                       COMPLETE POLICY
                                                                        YEARS ELAPSED
                                                                            SINCE
                                                                       PURCHASE PAYMENT     WITHDRAWAL
                                                                             MADE             CHARGE
                                                                       ----------------     -----------
POLICYOWNER TRANSACTION EXPENSES
Withdrawal Charge (contingent deferred sales charge)                         0                  8.00%
(as a percentage of the lesser of amount surrendered or                      1                  7.00%
purchase payments)(1):                                                       2                  6.00%
                                                                             3                  5.00%
                                                                             4                  4.00%
                                                                             5                  3.00%
                                                                             6                  2.00%
                                                                             7                  1.00%
                                                                        Thereafter              none
Dollar Cost Averaging Charge(2)                                                                  $ 5
(if selected and applicable)
ANNUAL CONTRACT FEE                                                                              $30(3)


(1) The withdrawal charge decreases 1% each Policy Year elapsed since the purchase to which the withdrawal is deemed attributable was made. A withdrawal other than one made pursuant to the free withdrawal provision is deemed to be a liquidation of a purchase payment. The free withdrawal provision allows the Policyowner to withdraw in any Policy Year after the first up to 10% of the Total Policy Value as of the most recent Policy Anniversary free of the withdrawal charge.

(2) Transfers pursuant to the optional Dollar Cost Averaging program are free if Policy Value exceeds $15,000 at the time of the transfer, but otherwise incur a $5 charge.

(3) An administration fee equal to 2% of the Total Policy Value up to a maximum of $30 is deducted during the accumulation period on the last day of a Policy Year if the Total Policy Value on that date is less than $25,000. The fee is also deducted on a pro rata basis upon full surrender of a Policy on a date other than the last day of a Policy Year.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
Mortality and Expense Risks Charge                                       1.00%
                                                                         -----
                                                                                                1.00%


NASL SERIES TRUST EXPENSES AFTER APPLICABLE FEE WAIVERS AND EXPENSE
REIMBURSEMENTS

                                                               INVESTMENT                      TOTAL
                                                               MANAGEMENT       OTHER       TRUST ANNUAL
                         PORTFOLIO                                FEES        EXPENSES*       EXPENSES
-----------------------------------------------------------    ----------     ---------     ------------
Pacific Rim Emerging Markets Trust.........................        .85%          .30%           1.15%
Emerging Growth Trust......................................       1.05%          .10%           1.15%
International Stock Trust..................................       1.05%          .20%           1.25%
Quantitative Equity Trust (formerly Common Stock Fund).....        .70%          .06%            .50%**
Real Estate Securities Trust...............................        .70%          .10%            .50%**
Balanced Trust.............................................        .80%          .15%            .95%
Capital Growth Bond Trust..................................        .65%          .10%            .50%**
Money Market Trust.........................................        .50%          .05%            .55%


* Other Expenses include custody fees, registration fees, legal fees, audit fees, trustees' fees, insurance fees and other miscellaneous expenses. The amounts set forth in the table above are expense estimates for the current fiscal year based upon historical NASL new portfolio cash inflows. NASL Financial has agreed pursuant to its advisory agreement with NASL Series Trust to reduce its advisory fee or reimburse NASL Series Trust to the extent that such other expenses (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business) exceed .75% in the case of the NASL International Stock Trust and NASL Pacific Rim Emerging Markets Trust and, in the case of each of the other NASL Trusts listed above, .50% of the average annual net assets of such NASL Portfolio. Such expense limitations with respect to the NASL Trusts will continue in effect from year to year unless otherwise terminated at any year end by NASL Financial on 30 days' notice to NASL Series Trust.


** NASL Financial Services, Inc. has voluntarily agreed to waive fees payable to it and/or to reimburse expenses for a period of one year beginning January 1, 1997 to the extent necessary to prevent the total of advisory fees and expenses for the Quantitative Equity Trust (formerly, the Common Stock Fund), Real Estate Securities Trust and Capital Growth Bond Trust for such period from exceeding .50% of average net assets.

                                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                       ------   -------   -------   --------
Example 4
If you surrender your Policy at the end of the applicable time period:
  You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
  NASL SERIES TRUST
     PACIFIC RIM EMERGING MARKETS TRUST..............................   $ 96     $ 127     $ 159      $252
     EMERGING GROWTH TRUST...........................................   $ 96     $ 127     $ 159      $252
     INTERNATIONAL STOCK TRUST.......................................   $ 97     $ 130     $ 163      $262
     QUANTITATIVE EQUITY TRUST (FORMERLY THE COMMON STOCK FUND)......   $ 93     $ 116     $ 139      $211
     REAL ESTATE SECURITIES TRUST....................................   $ 93     $ 117     $ 141      $215
     BALANCED TRUST..................................................   $ 94     $ 121     $ 149      $231
     CAPITAL GROWTH BOND TRUST.......................................   $ 92     $ 116     $ 139      $210
     MONEY MARKET TRUST..............................................   $ 91     $ 110     $ 129      $188
If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period:
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
NASL SERIES TRUST
     PACIFIC RIM EMERGING MARKETS TRUST..............................   $ 22     $  68     $ 117      $252
     EMERGING GROWTH TRUST...........................................   $ 22     $  68     $ 117      $252
     INTERNATIONAL STOCK TRUST.......................................   $ 23     $  71     $ 122      $262
     QUANTITATIVE EQUITY TRUST (FORMERLY THE COMMON STOCK FUND)......   $ 18     $  56     $  97      $211
     REAL ESTATE SECURITIES TRUST....................................   $ 19     $  58     $  99      $215
     BALANCED TRUST..................................................   $ 20     $  62     $ 107      $231
     CAPITAL GROWTH BOND TRUST.......................................   $ 18     $  56     $  97      $210
     MONEY MARKET TRUST..............................................   $ 16     $  50     $  86      $188

    (4) In the example above, the $30 annual administration charge has been reflected in the calculation of annual expenses by converting it to a percentage charge, adding the percentage charge to the total Separate Account Annual Expenses (1.00%) and Total Trust Annual Expenses shown above and multiplying the resulting percentage figure by the average annual assets of the hypothetical account. The charge has been converted to a percentage by dividing the total administration charges collected during 1996 by the average total net assets attributable to the Policies during 1996, which values include amounts allocated to both Separate Account Two and the Guaranteed Interest Account.

     The purpose of the above table is to assist a Policyowner in understanding the various costs and expenses that he or she will bear directly or indirectly, irrespective of the Variable Account to which purchase payments have been allocated. The table reflects expenses of Separate Account Two and NASL Series Trust, but it does not reflect any deduction made to cover any premium taxes attributable to a Policy. Such taxes may be as much as 3.50% depending on the law of the applicable state or local jurisdiction. The example included in the above table should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown.

     Information concerning charges assessed under the Policies is set forth under the caption "What Are The Policy Charges?" below. Information concerning the management fees paid by NASL Series Trust is provided under the caption "Management of the Trust" in the NASL Series Trust prospectus.

CONDENSED FINANCIAL INFORMATION

                    SCHEDULE OF ACCUMULATION UNIT VALUES AND
                         ACCUMULATION UNITS OUTSTANDING


     The accumulation unit values set forth in the following table are accounting data that do not reflect the impact of the following charges (which are not deducted as part of the calculation of accumulation unit values): withdrawal charges, administration fees, premium tax deductions (if any), transfer charges (if applicable) and Dollar Cost Averaging charges. Accordingly, the change in accumulation unit values over time should not be viewed as an accurate measure of the investment performance of Separate Account Two.

           FOR THE PERIOD NOVEMBER 3, 1987 THROUGH DECEMBER 31, 1996
                                  SUB-ACCOUNTS

                                                                   EMERGING GROWTH TRUST
                                                           (FORMERLY EMERGING GROWTH EQUITY FUND)
                           ------------------------------------------------------------------------------------------------------
                            1987     1988      1989      1990      1991      1992       1993       1994       1995        1996
                           ------   -------   -------   -------   -------   -------   --------   --------   ---------   ---------
November 3 (Commencement)  $10.00
January 1 value                      $10.87    $12.58    $17.72    $14.93    $25.33     $30.55     $37.47      $35.58      $45.01
December 31 value          $10.87    $12.58    $17.72    $14.93    $25.33    $30.55     $37.47     $35.58      $45.01      $46.79
December 31 units             329    11,285    22,539    41,687    76,705   288,277    874,970   1,454,901  1,670,956   1,681,075

                                                                       BALANCED TRUST
                                                              (FORMERLY BALANCED ASSETS FUND)
                           ------------------------------------------------------------------------------------------------------
                            1987     1988      1989      1990      1991      1992       1993       1994       1995        1996
                           ------   -------   -------   -------   -------   -------   --------   --------   ---------   ---------
November 3 (Commencement)  $10.00
January 1 value                      $10.20    $10.87    $13.06    $13.13    $16.04     $16.87     $18.70      $17.75      $21.91
December 31 value          $10.20    $10.87    $13.06    $13.13    $16.04    $16.87     $18.70     $17.75      $21.91      $23.98
December 31 units           1,645    21,509    47,074   118,664   201,901   515,812   1,293,922  2,001,928  2,189,632   2,312,513

                                                                  CAPITAL GROWTH BOND TRUST
                                                             (FORMERLY CAPITAL GROWTH BOND FUND)
                            -----------------------------------------------------------------------------------------------------
                             1987     1988      1989      1990      1991       1992       1993       1994       1995       1996
                            ------   -------   -------   -------   -------   --------   --------   --------   --------   --------
November 3 (Commencement)   $10.00
January 1 value                       $10.15    $10.77    $12.14    $12.81     $14.76     $15.47     $16.94     $16.02     $19.07
December 31 value           $10.15    $10.77    $12.14    $12.81    $14.76     $15.47     $16.94     $16.02     $19.07     $19.35
December 31 units            1,039    17,737    36,191    51,268    69,024    168,747    499,877    672,365    789,655    851,595

                                                                     MONEY MARKET TRUST
                                                                (FORMERLY MONEY-MARKET FUND)
                           ------------------------------------------------------------------------------------------------------
                            1987     1988      1989      1990      1991      1992       1993       1994       1995        1996
                           ------   -------   -------   -------   -------   -------   --------   --------   ---------   ---------
November 3 (Commencement)  $10.00
January 1 value                      $10.07    $10.68    $11.51    $12.28    $12.84     $13.15     $13.37      $13.75      $14.38
December 31 value          $10.07    $10.68    $11.51    $12.28    $12.84    $13.15     $13.37     $13.75      $14.38      $14.95
December 31 units           7,161    23,091    32,907   160,484   122,681   176,160    328,922    918,869   1,290,129   1,375,204

                                                                 QUANTITATIVE EQUITY TRUST
                                                                (FORMERLY COMMON STOCK FUND)
                           ------------------------------------------------------------------------------------------------------
                            1987     1988      1989      1990      1991      1992       1993       1994       1995        1996
                           ------   -------   -------   -------   -------   -------   --------   --------   ---------   ---------
November 3
  (commencement)           $10.00
January 1 value                      $10.43    $11.35    $14.68    $13.94    $17.97     $18.88     $21.19      $20.10      $25.72
December 31 value          $10.43    $11.35    $14.68    $13.94    $17.97    $18.88     $21.19     $20.10      $25.72      $30.03
December 31 units             709     7,257    20,202    43,044    78,327   194,079    485,195    803,568     977,871   1,274,256

                                                                REAL ESTATE SECURITIES TRUST
                                                           (FORMERLY REAL ESTATE SECURITIES FUND)
                           ------------------------------------------------------------------------------------------------------
                            1987     1988      1989      1990      1991      1992       1993       1994       1995        1996
                           ------   -------   -------   -------   -------   -------   --------   --------   ---------   ---------
November 3
  (commencement)           $10.00
January 1 value                       $9.99    $11.05    $11.95    $11.30    $15.78     $18.96     $23.01      $22.16      $25.26
December 31 value           $9.99    $11.05    $11.95    $11.30    $15.78    $18.96     $23.01     $22.16      $25.26      $38.68
December 31 units           1,642    12,733    17,676    17,834    24,956   134,707    711,630   1,205,880  1,149,409   1,190,829

                                              INTERNATIONAL STOCK TRUST
                                            (FORMERLY INTERNATIONAL FUND)
                                   -----------------------------------------------
                                    1994                  1995              1996
                                   ------                -------           -------
October 4 (commencement)           $10.00
January 1 value                                            $9.72            $10.71
December 31 value                   $9.72                 $10.71             11.71
December 31 units                  89,180                354,776           652,940

                                           PACIFIC RIM EMERGING MARKETS TRUST
                                      (FORMERLY PACIFIC RIM EMERGING MARKETS FUND)
                                     -----------------------------------------------
                                      1994                  1995              1996
                                     ------                -------           -------
October 4 (commencement)             $10.00
January 1 value                                              $9.41            $10.38
December 31 value                     $9.41                 $10.38             11.29
December 31 units                    67,272                261,208           502,325

GENERAL INFORMATION ABOUT MANUFACTURERS LIFE OF AMERICA,
SEPARATE ACCOUNT TWO AND NASL SERIES TRUST

WHO ARE MANUFACTURERS LIFE OF AMERICA AND MANUFACTURERS LIFE?


Manufacturers Life of America, a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("Manufacturers USA"), is a stock life insurance company organized under the laws of Pennsylvania on April 11, 1977 and redomesticated under the laws of Michigan on December 9, 1992. It is a licensed life insurance company in the District of Columbia and all states of the United States except New York. Manufacturers USA, a life insurance company organized in 1955 under the laws of Maine and redomesticated under the laws of Michigan on December 30, 1992, is a wholly-owned subsidiary of Manulife Reinsurance Corporation (U.S.A.), a life insurance company organized in 1983 under the laws of Michigan which in turn is a wholly-owned subsidary of Manufacturers Life, a mutual life insurance company based in Toronto, Canada. Manufacturers Life and its subsidiaries, together, constitute one of the largest life insurance companies in North America and rank among the 60 largest life insurers in the world as measured by assets. Manufacturers Life and Manufacturers Life of America have received the following ratings from independent rating agencies:
Standard and Poor's Insurance Rating Service -- AA+ (for claims paying ability), A.M. Best Company -- A++ (for financial strength), Duff & Phelps Credit Rating Co. -- AAA (for claims paying ability), and Moody's Investors Service, Inc. -- Aa3 (for financial strength). However, neither Manufacturers Life of America nor Manufacturers Life guarantees the investment performance of the Separate Account.


WHAT IS MANUFACTURERS LIFE OF AMERICA'S SEPARATE ACCOUNT TWO?

Manufacturers Life of America established its Separate Account Two on May 25, 1983 as a separate account under Pennsylvania law. Since December 9, 1992 it has been operated under Michigan law. The Account holds assets that are segregated from all of Manufacturers Life of America's other assets. The Account is currently used only to support variable annuity contracts.

Manufacturers Life of America is the legal owner of the assets in the Account. The income, gains and losses of the Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Account without regard to the other income, gains or losses of Manufacturers Life of America. Manufacturers Life of America will at all times maintain assets in the Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all Policies participating in the Account. These assets may not be charged with liabilities which arise from any other business Manufacturers Life of America conducts. However, all obligations under the Policies are general corporate obligations of Manufacturers Life of America.

The Account is registered with the Securities and Exchange Commission ("S.E.C.") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the S.E.C. of the management or investment policies or practices of the Account. For state law purposes the Account is treated as a part or division of Manufacturers Life of America.

WHAT IS NASL SERIES TRUST?

Each sub-account of the Account will purchase shares only of a particular portfolio of NASL Series Trust. NASL Series Trust is registered under the 1940 Act as an open-end management investment company. The Account will purchase and redeem shares of NASL Series Trust at net asset value. Shares will be redeemed to the extent necessary for Manufacturers Life of America to provide benefits under the Policies, to transfer assets from one sub-account to another or to the general account as requested by Policyowners, and for other purposes not inconsistent with the Policies. Any dividend or capital gain distribution received from a Portfolio with respect to the Policies will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding sub-account. NASL Series Trust shares are issued to fund benefits under both variable annuity contracts and variable life insurance policies issued by Manufacturers Life of America or life insurance companies affiliated with the Company. Shares of NASL Series Trust will also be issued to Manufacturers Life of America's general account for certain limited investment purposes including initial Portfolio seed money. For a description of the procedures for handling potential conflicts of interest arising from the funding of such benefits, see the accompanying NASL Series Trust prospectus.

NASL Series Trust receives investment advisory services from NASL Financial Services, Inc. NASL Financial Services, Inc. is a registered investment adviser under the Investment Advisers Act of 1940. NASL Series Trust also employs subadvisers. The following subadvisers provide investment subadvisory services to the indicated portfolios:

                   PORTFOLIO                                        SUBADVISER
-----------------------------------------------   -----------------------------------------------
Aggressive Growth Portfolios
     Pacific Rim Emerging Markets Trust           Manufacturers Adviser Corporation*
     Emerging Growth Trust                        Warburg, Pincus Counsellors, Inc.
     International Stock Trust                    Rowe Price-Fleming International, Inc.
Equity Portfolios
     Quantitative Equity Trust
     (formerly, the Common Stock Fund)            Manufacturers Adviser Corporation*
     Real Estate Securities Trust                 Manufacturers Adviser Corporation*
Balanced Portfolio
     Balanced Trust                               Founders Asset Management, Inc.
Bond Portfolio
     Capital Growth Bond Trust                    Manufacturers Adviser Corporation*
Money Market Portfolio
     Money Market Trust                           Manufacturers Adviser Corporation*

WHAT ARE THE INVESTMENT OBJECTIVES AND CERTAIN POLICIES OF THE PORTFOLIOS?

     The investment objectives and certain policies of the Portfolios currently available to policyowners through corresponding subaccounts are set forth below. There is, of course, no assurance that these objectives will be met.

     EMERGING GROWTH TRUST. The investment objective of the Emerging Growth Trust is maximum capital appreciation. Warburg, Pincus Counsellors, Inc. manages the Emerging Growth Trust and will pursue this objective by investing primarily in a portfolio of equity securities of domestic companies. The Emerging Growth Trust ordinarily will invest at least 65% of its total assets in common stocks or warrants of emerging growth companies that represent attractive opportunities for maximum capital appreciation.

     BALANCED TRUST. The investment objective of the Balanced Trust is current income and capital appreciation. Founders Asset Management, Inc. is the manager of the Balanced Trust and seeks to attain this objective by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed-income securities.

     CAPITAL GROWTH BOND TRUST. The investment objective of the Capital Growth Bond Trust is to achieve growth of capital by investing in medium-grade or better debt securities, with income as a secondary consideration.

---------------
* Manufacturers Adviser Corporation is an indirect wholly-owned subsidiary of Manufacturers Life.

Manufacturers Adviser Corporation manages the Capital Growth Bond Trust. The Capital Growth Bond Trust differs from most "bond" funds in that its primary objective is capital appreciation, not income.

     MONEY MARKET TRUST. The investment objective of the Money Market Trust is to obtain maximum current income consistent with preservation of principal and liquidity. Manufacturers Adviser Corporation manages the Money Market Trust and seeks to achieve this objective by investing in high quality, U.S. dollar denominated money market instruments.

     QUANTITATIVE EQUITY TRUST (FORMERLY, THE COMMON STOCK FUND). The investment objective of the Quantitative Equity Trust is to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above-average rate of return. Manufacturers Adviser Corporation manages the Quantitative Equity Trust.

     REAL ESTATE SECURITIES TRUST. The investment objective of the Real Estate Securities Trust is to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities. Manufacturers Adviser Corporation manages the Real Estate Securities Trust.

     INTERNATIONAL STOCK TRUST. The investment objective of the International Stock Trust is to achieve long-term growth of capital. Rowe Price-Fleming International, Inc. manages the International Stock Trust and seeks to obtain this objective by investing primarily in common stocks of established, non-U.S. companies.

     PACIFIC RIM EMERGING MARKETS TRUST. The investment objective of the Pacific Rim Emerging Markets Trust is to achieve long-term growth of capital. Manufacturers Adviser Corporation manages the Pacific Rim Emerging Markets Trust and seeks to achieve this investment objective by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries of the Pacific Rim region.

     A full description of the NASL Series Trust, its investment objectives, policies and restrictions, the risks associated therewith, its expenses, and other aspects of its operation is contained in the accompanying NASL Series Trust prospectus, which should be read together with this prospectus.

DESCRIPTION OF THE POLICIES

WHAT ARE THE POLICY CHARGES?

     The following charges will apply to the Policies in the circumstances indicated. The imposition of the charges depends on the average net value of amounts invested in the Variable Accounts (mortality and expense risks charge), how large the Total Policy Value is (administration fee), whether cash withdrawals in excess of prescribed amounts are made or the Policy is fully surrendered (withdrawal charge), and where the Policyowner resides (premium tax charge). No deduction is made from purchase payments, unless the Policyowner lives in a jurisdiction that requires premium taxes to be so deducted, and consequently, 100 % of the Policyowner's payment is usually credited in full to the Policy on the date made.

     ADMINISTRATION FEE. An administration fee equal to 2 % of the Total Policy Value up to a maximum of $30 will be deducted during the accumulation period from a Policy on the last day of a Policy Year if the Total Policy Value on that date is less than $25,000. The Total Policy Value is the sum of the Variable Policy Value and the Guaranteed Interest Account. The administration fee will also be deducted on a pro rata basis upon full surrender of a Policy on a date other than the last day of a Policy Year if on the date of full surrender the Total Policy Value is less than $25,000. The fee will be taken before any withdrawal charge is applied. The fee will be deducted from the Guaranteed Interest Account and, if necessary, from the value of the Policy in the Variable Accounts in the following order: the Variable Account invested in shares of the Money Market Trust, the Variable Account invested in shares of the Capital Growth Bond Trust, the Variable Account invested in shares of the Emerging Growth Trust, the Variable Account invested in shares of the Balanced Trust, the Variable Account invested in shares of the Quantitative Equity Trust (formerly, the Common Stock Fund), the Variable Account invested in shares of the Real Estate Securities Trust, the Variable Account invested in shares of the International Stock Trust, and the Variable Account invested in shares of the Pacific Rim Emerging Markets Trust.



     The administration fee is paid to Manufacturers Life of America to compensate it for the administrative costs associated with the Policies and the operations of Separate Account Two, including the establishment and maintenance of Policy records, processing transactions and communicating with Policyowners. Although administrative expenses may rise in the future, Manufacturers Life of America guarantees that it will not increase the amount of the administration fee under outstanding Policies.



     WITHDRAWAL CHARGE. A withdrawal charge (contingent deferred sales charge) may be imposed on cash withdrawals from, and the full surrender of, a Policy. A cash withdrawal will result in a reduction in the Total Policy Value by an amount equal to the amount withdrawn. A full surrender will reduce the Total Policy Value to zero, thus resulting in termination of the Policy.

     The withdrawal charge is designed to partially compensate Manufacturers Life of America for the cost of selling and distributing the Policies. The cost includes agents' commissions, advertising, agent training and the printing of prospectuses and sales literature. Agents' commissions will not exceed 5% of purchase payments. Under certain circumstances agents may be eligible for a bonus payment not exceeding 1% of purchase payments. In addition, agents who meet certain productivity and persistency standards will be eligible for additional compensation.

     In any Policy Year after the first and before the Annuity Date, up to 10% of the Total Policy Value as of the most recent Policy Anniversary may be surrendered or withdrawn free of the withdrawal charge. Amounts surrendered or withdrawn during a Policy Year which exceed 10% of the Total Policy Value as of the most recent Policy Anniversary will be subject to a withdrawal charge. The withdrawal charge is determined by applying a percentage to the amount of the requested withdrawal subject to the withdrawal charge, which percentage is based upon when the purchase payments to which such amount is deemed attributable were made, as follows:

NUMBER OF COMPLETE POLICY YEARS ELAPSED             WITHDRAWAL
   SINCE PURCHASE PAYMENT WAS MADE:                   CHARGE
---------------------------------------             ----------
                   0                                     8%
                   1                                     7%
                   2                                     6%
                   3                                     5%
                   4                                     4%
                   5                                     3%
                   6                                     2%
                   7                                     1%
                   8                                     0%

     Where the amount withdrawn is deemed attributable to purchase payments made in different Policy Years, different percentages will be applied to the portions of the amount withdrawn attributable to such payments.

     For purposes of determining the withdrawal charge applicable to a full surrender or cash withdrawal, any amount surrendered or withdrawn, other than an amount not subject to a withdrawal charge by reason of the 10% withdrawal provision described above, will be deemed to be a liquidation of a purchase payment, and the oldest previously unliquidated purchase payment will be deemed to have been liquidated first, then the next oldest and so forth. In addition, all purchase payments made during a Policy Year will be deemed to have been made on the first day of such year. Once all purchase payments have been liquidated, additional amounts surrendered or withdrawn will not be subject to a withdrawal charge. Thus, in no event may the withdrawal charge exceed 8% of the total purchase payments made.

     No withdrawal charge will be applied: (1) at the Annuity Date, (2) when the Policyowner is an individual and a death benefit payment is being made or (3) when the Policyowner is not an individual and a death benefit payment is being made on account of the death of the annuitant. A withdrawal charge will apply if the Policy is not owned by an individual and a death benefit payment is being made solely because a new annuitant has been named. (See "What Are The Death Benefit Provisions?") A death benefit not subject to the withdrawal charge also includes any payment to the spouse of the individual Policyowner after the Policyowner's death, except for a full surrender or cash withdrawal attributable to purchase payments made after the death of the Policyowner.

     Any withdrawal charge applicable to a full surrender or cash withdrawal and any applicable administration fee will be deducted from the amount being withdrawn. The minimum cash withdrawal that can be requested at any one time is $300.

     Manufacturers Life of America does not expect to recover its total sales expenses through the withdrawal charge. To the extent that the withdrawal charge is insufficient to recover sales expenses, Manufacturers Life of America will pay sales expenses from its other assets or surplus. These assets may include proceeds from the mortality and expense risks charge described below.

     MORTALITY AND EXPENSE RISKS CHARGE. A charge at an annual rate of 1.00% of the Variable Policy Value is made for the mortality and expense risks that Manufacturers Life of America assumes. This charge is deducted daily from amounts invested in the Variable Accounts by assessing a charge against the assets of Separate Account Two at an annual rate of 1.00%, consisting of .10% for the mortality risk and .90% for the expense risk.

     The mortality risk assumed is the risk that annuitants may live for longer periods of time than the periods indicated in the mortality tables on which Manufacturers Life of America calculated the annuity tables in the Policies and the risk that mortality will cause a Policy to terminate prematurely before the assumed annuitization date. The expense risk assumed is that expenses in administering the Policies will be greater than Manufacturers Life of America estimated. Manufacturers Life of America will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies.



     PREMIUM TAX CHARGE. Manufacturers Life of America will deduct any premium or similar state or local tax attributable to a Policy. Currently, such taxes range up to 3.50% depending on applicable law. Although the deduction can be made either from purchase payments or from the Total Policy Value, it is anticipated that premium taxes will be deducted from the Total Policy Value at the time it is applied to provide an annuity unless required otherwise by applicable law. When taken from the Total Policy Value before annuitization, the premium tax deduction will be made first from the Guaranteed Interest Account and, if necessary, from the Variable Accounts in the manner described above for the administration fee.



     DOLLAR COST AVERAGING CHARGE. Currently, there is no charge for Dollar Cost Averaging transfers if Policy Value exceeds $15,000; otherwise there is a charge of $5.00 per transfer or series of transfers taking place on the same transfer date. This charge will be deducted from the account from which funds are transferred. If insufficient funds exist to effect a Dollar Cost Averaging transfer, including the charge, if applicable, the transfer will not be effected.

     ASSET ALLOCATION BALANCER CHARGE. Currently there is no charge for Asset Allocation Balancer transfers; however, Manufacturers Life of America reserves the right to institute a charge on 90 days' written notice to the Policyowner.

HOW IS A POLICY PURCHASED?

     The Policies are designed for use in connection with retirement plans entitled to special tax treatment under Sections 401, 408 or 457 of the Code and retirement plans and trusts not entitled to any special tax treatment. The Policies are appropriate for plans with individual accounts or for purchase directly by individuals.

     Persons seeking to purchase Policies must submit an application and a check for the initial purchase payment. The application is subject to underwriting standards adopted by Manufacturers Life of America, and Manufacturers Life of America reserves the right to reject any application. A properly completed application that is accompanied by the first purchase payment and all information necessary for the processing of the application will normally be accepted within two business days. An incomplete application which is subsequently made complete will normally be accepted within two business days of completion; however, if an application is not completed properly or necessary information is not obtained within five business days, Manufacturers Life of America will offer to return the purchase payment.

     FREE LOOK RIGHT. Within ten days after receiving a Policy, the Policyowner may return it for cancellation by mailing it to the Service Office. Immediately upon its receipt, the Policy will be deemed void from the beginning. Within seven days after receipt, except where state insurance law requires return of the Policy Value, Manufacturers Life of America will refund in full any purchase payment made.

WHAT RESTRICTIONS APPLY TO PURCHASE PAYMENTS?

     Purchase payments are made directly by the Policyowner. They may be made at any time until the Annuity Date or until the Policy is fully surrendered. If the Policyowner is an individual, purchase payments will not be permitted after the Policyowner's death unless the beneficiary is the Policyowner's spouse. If the Policyowner is not an individual, purchase payments will not be permitted after the annuitant's death, unless the Policyowner is the trustee of a trust which is part of a qualified retirement plan described in section 401(a) of the Code. Purchase payments must be made to the Manufacturers Life of America Service Office.

     The minimum initial purchase payment is $1,000. This may be allocated to any of the Variable Accounts or to the Guaranteed Interest Account in increments of not less than $50. Subsequent purchase payments may be as little as $50, although higher or lower increments may be invoked with respect to purchase payments payable pursuant to a pre-authorized payment plan. The minimum amount that may be allocated to any one Variable Account or to the Guaranteed Interest Account from purchase payments is $50. If an additional purchase payment would cause the Total Policy Value to exceed $1,000,000, or if the Total Policy Value should already exceed $1,000,000, the prior approval of Manufacturers Life of America will be required for an additional purchase payment. If the Total Policy Value should fall to zero, the Policy will be terminated and no further purchase payments may be made.

     A Policyowner should specify how each purchase payment is to be allocated. If no allocation is specified, a purchase payment will be allocated entirely to the Guaranteed Interest Account. Allocations will be made at the end of the valuation period in which the purchase payment is received at the Manufacturers Life of America Service Office. Manufacturers Life of America will send a confirmation of its receipt of each purchase payment mailed by the Policyowner. If a purchase payment is allocated to the Guaranteed Interest Account because no allocation was specified, a notice of that fact will accompany the confirmation.

WHAT IS THE VARIABLE POLICY VALUE

AND HOW IS IT DETERMINED?



     The Variable Policy Value is the sum of a Policy's interest in each of the Variable Accounts. It is determined by multiplying the number of units credited to the Policy for each Variable Account by the current unit value. The Variable Policy Value on any date that is not a valuation date will be determined as of the next valuation date.



     CREDITING UNITS. Upon receipt of a purchase payment at its Service Office, or other office or entity so designated by Manufacturers Life of America, Manufacturers Life of America credits the Policy with a number of units for each Variable Account based upon the portion of the purchase payment allocated to the Variable Account. The number of units to be credited for each Variable Account is determined by dividing the portion of the purchase payment allocated to that Variable Account by the unit value for the valuation period in which the purchase payment and, with respect to the initial payment only, all required documentation properly completed was received at the Service Office. Units for a Variable Account are also credited in a similar manner to reflect any transfers to a Variable Account.

     The value of a unit varies from one valuation period to the next depending upon the investment results of the applicable Variable Account. The value of a unit for each Variable Account was arbitrarily set at $10 for the first valuation period in which monies were first allocated to that Variable Account. The value of a unit for any subsequent valuation period is determined by multiplying the value for the immediately preceding valuation period by the net investment factor for that Variable Account for the valuation period for which the value is being determined.

     NET INVESTMENT FACTOR. The net investment factor is an index applied to measure the investment performance of a Variable Account from one valuation period to the next. The net investment factor may be greater than, less than or equal to one. Therefore, the value of a unit may increase, decrease or remain the same. The net investment factor for any Variable Account for any valuation period is determined by adding one to the fraction obtained by dividing (a) by
(b) and then subtracting (c) from the result, where:

(a) is the investment income plus realized and unrealized gains and losses of the Variable Account during the valuation period;

(b) is the value of the net assets of the Variable Account as of the beginning of the valuation period adjusted for allocations and transfers to and withdrawals and transfers from the Variable Account; and

(c) is the risk charge factor determined by Manufacturers Life of America for the valuation period to reflect its charge for assuming the mortality and expense risks. This mortality and expense risks charge will be deducted at an annual rate of 1%.

     Manufacturers Life of America reserves the right to adjust the above formula to provide for any taxes determined by it to be attributable to the operations of the Variable Account.

     CANCELLING UNITS. Units will be cancelled to reflect the assessment of any administration fee or premium tax deduction assessed against a Variable Account and any transfers or withdrawals from a Variable Account. The number of units cancelled will be based upon the applicable unit value for the valuation period in which the assessment, transfer or withdrawal is made. Units will also be cancelled on the Annuity Date or upon surrender of the Policy or payment of a death benefit.

WHAT ARE THE PROVISIONS ON TRANSFERS?

     Subject to the minimums described below, transfers may be made among any of the accounts at any time during the Policy Year. There is no minimum transfer amount required for transfers to the Guaranteed Interest Account, for transfers pursuant to the Asset Allocation Balancer program, or for transfers designed to change percentage allocations of assets. Otherwise the minimum dollar amount of all transfers pursuant to a single transfer request is $500.

     Manufacturers Life of America will allow a Policyowner to direct transfers free of charge during a Policy Year. Manufacturers Life of America does, however, reserve the right to limit, upon notice, the maximum number of transfers a Policyowner may make to one per month or six at any time within a Policy Year. In addition, Manufacturers Life of America reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the portfolios. Manufacturers Life of America also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

     Transfer requests must be in a format satisfactory to Manufacturers Life of America and in writing, or by telephone if a currently valid telephone transfer authorization form is on file. Although failure to follow reasonable procedures may result in Manufacturers Life of America's liability for any losses resulting from unauthorized or fraudulent telephone transfers, Manufacturers Life of America will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. Manufacturers Life of America will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming a valid telephone authorization form is on file, tape recording all telephone transactions and providing written confirmation thereof.

     DOLLAR COST AVERAGING. Manufacturers Life of America will offer Policyowners a Dollar Cost Averaging program. Under this program amounts will be automatically transferred at predetermined intervals from one Variable Account to any other Variable Account(s) or the Guaranteed Interest Account.

     Under the Dollar Cost Averaging program the Policyowner will designate a dollar amount of available assets to be transferred each month from one Variable Account into any other Variable Account(s) or the Guaranteed Interest Account. Each transfer under the Dollar Cost Averaging program must be at least $500 and Manufacturers Life of America reserves the right to change this minimum at any time upon notice to the Policyowner. Currently, there is no charge for this program if Total Policy Value exceeds $15,000; otherwise a charge of $5.00 per transfer or series of transfers occuring on the same transfer date will apply. If insufficient funds exist to effect a Dollar Cost Averaging transfer, including the charge, if applicable, the transfer will not be effected and the Policyowner will be so notified. Manufacturers Life of America reserves the right to cease to offer the Dollar Cost Averaging program on 90 days' written notice to the Policyowner.

     ASSET ALLOCATION BALANCER. Manufacturers Life of America will also offer Policyowners the ability to have amounts automatically transferred among stipulated accounts to maintain an allocated percentage in each stipulated account.

     Under the Asset Allocation Balancer program the Policyowner will designate an allocation of Total Policy Value among the Variable Accounts. At six month intervals beginning six months after the date the application was signed, Manufacturers Life of America will move amounts out of Variable Accounts and into other Variable Accounts as necessary to maintain the Policyowner's chosen allocation. A change to the Policyowner's premium allocation instruction will automatically result in a change in Asset Allocation Balancer instructions so that the two are identical unless the Policyowner instructs Manufacturers Life of America otherwise or a Dollar Cost Averaging request is in effect. Currently, there is no charge for this program. However, Manufacturers Life of America reserves the right to institute a charge on 90 days' written notice to the Policyowner. Manufacturers Life of America reserves the right to cease to offer the Asset Allocation Balancer program on 90 days' written notice to the Policyowner.

WHAT SURRENDER OR WITHDRAWAL RIGHTS ARE AVAILABLE?

     At any time prior to the Annuity Date, a Policyowner may fully surrender the Policy for, or make a cash withdrawal in an amount not exceeding, its Total Policy Value, reduced by any applicable withdrawal charge and administration fee. For certain Qualified Policies, exercise of the right to surrender may require the consent of the Policyowner's spouse under regulations promulgated by the Treasury or Labor Department.

     In the case of a full surrender of a Policy, Manufacturers Life of America will pay the Total Policy Value less any applicable withdrawal charge and administration fee as of the valuation period in which the request for surrender is received at its Service Office, and the Policy will be cancelled. In the case of a cash withdrawal from the Variable Account, Manufacturers Life of America will pay the amount requested less any applicable withdrawal charge and cancel that number of units credited to each Variable Account necessary to equal the amount of the withdrawal.

     For a cash withdrawal, the Policyowner should specify the account from which the withdrawal should be made. If no specification is made, the withdrawal will be made first from the Guaranteed Interest Account and, if necessary, from the value of the Policy in the Variable Accounts in the following order: the Variable Account invested in shares of the Money Market Trust, the Variable Account invested in shares of the Capital Growth Bond Trust, the Variable Account invested in shares of the Emerging Growth Equity Trust, the Variable Account invested in shares of the Balanced Trust, the Variable Account invested in shares of the Quantitative Equity Trust (formerly, the Common Stock Fund), the Variable Account invested in shares of the Real Estate Securities Trust, the Variable Account invested in shares of the International Stock Trust and the Variable Account invested in shares of the Pacific Rim Emerging Markets Trust.

     There is no limit on the frequency of cash withdrawals; however, the requested withdrawal must be at least $300. Any request for a cash withdrawal or to fully surrender a Policy must be in writing and delivered to the Manufacturers Life of America Service Office. If the amount withdrawn exceeds $10,000, Manufacturers Life of America reserves the right to require that the request be accompanied by a guarantee of the Policyowner's signature by a commercial bank, trust company, member of the National Association of Securities Dealers, Inc., a notary public, or any other individual or association designated by Manufacturers Life of America.

WHAT ARE THE DEATH BENEFIT PROVISIONS?

     If the Policyowner dies before the Annuity Date and the beneficiary is not the Policyowner's spouse, the entire value of the Policy must either be distributed to the beneficiary in a lump sum within five years of the Policyowner's death or applied to provide an annuity. If applied to provide an annuity, the annuity must begin within one year of the Policyowner's death. Until a lump-sum distribution is made or an annuity option is elected, the Variable Policy Value will continue to reflect the investment performance of the selected Variable Accounts unless a transfer or withdrawal is made by the beneficiary. The Total Policy Value on the date the Service Office receives notice of the beneficiary's election of an annuity will be used to purchase an annuity. All of the annuity options available on the Annuity Date are available to a beneficiary, except that the beneficiary may not select a joint and survivor annuity or an annuity with a certain period that is longer than the beneficiary's life expectancy. (See "What Are The Annuity Options?" in Appendix A.)

     If the Policyowner's spouse is the beneficiary, the Policy will continue with the spouse as the Policyowner. If the Policyowner was also the annuitant, the spouse must choose a new annuitant.

     If the Policyowner is not an individual and either the annuitant dies before the Annuity Date or the Policyowner changes the annuitant, the entire value of the Policy must be paid to the Policyowner in a lump sum not later than five years after the annuitant's death or the change in annuitant. The Policyowner may select the date of payment. If a Qualified Policy is owned by the trustee of a plan described in section 401 of the Code, the trustee may continue the Policy after the death of the annuitant. If the trustee continues the Policy, a new annuitant must be named.

WHEN DO ANNUITY PAYMENTS COMMENCE?

     Annuity payments will begin on the Annuity Date. Such payments will be made by application of the Total Policy Value to provide an annuity. Annuity payments will be made on a fixed basis only. The annuity options available are described in Appendix A under "What Are The Annuity Options?".

     The Policyowner selects the Annuity Date in the application. The Policyowner may change the Annuity Date to any date prior to the end of the Policy Year in which the annuitant reaches age 85 except in the case of Qualified Policies. Written request for such change must be received by the Manufacturers Life of America Service Office at least thirty days prior to the new Annuity Date.

     There are legal restrictions on the Annuity Date for Qualified Policies. In general, annuity payments for Qualified Policies owned by an individual cannot begin later than April 1 following the calendar year in which the Policyowner attains age 70. There are some exceptions to this requirement. If the Policy is owned by the trustee of a trust established pursuant to an employer retirement plan, the Annuity Date is determined by the terms of the trust and plan.

     Annuity payments may be made either monthly, quarterly, semi-annually or annually. If application of the Total Policy Value would result in annuity payments of less than $20 monthly, $60 quarterly, $100 semi-annually or $200 annually, Manufacturers Life of America will pay the Total Policy Value to the Policyowner in a single sum in lieu of annuity payments.

     If a Qualified Policy is held by a trustee under an employee benefit plan described in section 401(a) of the Code, the trustee may, prior to the Annuity Date, have part of the Total Policy Value applied to provide an annuity (partial annuitization). The same rules that apply to annuity payments commencing on the Annuity Date apply to partial annuitization. If the trustee partially annuitizes, the Total Policy Value will be reduced by the amount applied to provide an annuity. Any withdrawal or surrender made after partial annuitization will continue to be subject to withdrawal charges. For purposes of determining the amount of the withdrawal charge, the amounts applied to provide an annuity will not be treated as a liquidation of a purchase payment. (See "What Surrender Or Withdrawal Rights Are Available?")

UNDER WHAT CIRCUMSTANCES MAY PORTFOLIO SHARES BE SUBSTITUTED?

     Although Manufacturers Life of America believes it to be highly unlikely, it is possible that in the judgment of its management, one or more of the Portfolios may become unsuitable for investment by the Account because of a change in investment policy or a change in the tax laws, because the shares are no longer available for investment, or for some other reason. In that event, Manufacturers Life of America may seek to substitute the shares of another Portfolio or of an entirely different mutual fund. Before this can be done, the approval of the S.E.C. and one or more state insurance departments may be required.

     Manufacturers Life of America also reserves the right to combine other separate accounts with the Account, to establish additional sub-accounts within the Account, to operate the Account as a management investment company or other form permitted by law, and to deregister the Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.

WHAT ARE THE OTHER GENERAL POLICY PROVISIONS?

     DEFERRAL OF PAYMENTS. Manufacturers Life of America reserves the right to postpone the transfer or payment of any value or benefit available under a Policy based upon the assets allocated to Separate Account Two for any period:
(1) when the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings); (2) when trading on the Exchange is restricted; (3) when an emergency exists as a result of which disposal of securities held in Separate Account Two is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets; or (4) during any other period when the S.E.C., by order, so permits for the protection of security holders; provided that applicable rules and regulations of the S.E.C. shall govern as to whether the conditions described in (2) and (3) exist. Manufacturers Life of America also reserves the right to delay transfer or payment of assets from the Guaranteed Interest Account for up to six months and will pay interest at a rate determined by it if there is a delay in payment for more than 30 days.

     ANNUAL STATEMENTS. Within 30 days after each Policy Anniversary, Manufacturers Life of America will send the Policyowner a statement showing:

(1) the summary of each active account up to the most recent Policy Anniversary including the Total Policy Value up to the Policy Anniversary date; and

(2) a description of the transactions affecting each active account during the Policy Year including total units cancelled, amounts deducted from each account for fees, and total units and amounts credited to each account as allocations or interest.

     OWNERSHIP. The Policyowner is the person entitled to exercise all rights under a Policy. As such, any Policy rights or privileges may be exercised without the consent of the annuitant, beneficiary or any other individual, except as provided by the Policyowner.

     Except as discussed below, ownership of the Policy may be changed or the Policy collaterally assigned at any time prior to the Annuity Date, subject to the rights of any irrevocable beneficiary or other person. Any change of ownership or assignment must be made in writing and will not take effect until received at the Manufacturers Life of America Service Office. Manufacturers Life of America assumes no responsibility for the validity of any assignment.

     In the case of a Qualified Policy, there may be restrictions on the privileges of ownership. Some plans do not permit the exercise of certain of the Policyowner's rights without the written consent of the owner's spouse. Among the rights limited are the right to choose an optional form of payment; to make withdrawals; or to surrender the Policy. A Qualified Policy which is not owned by a trustee of a trust which qualifies under section 401(a) of the Code, or by an employer under a plan which satisfies section 457 of the Code, may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than to Manufacturers Life of America except as may be provided by applicable state or federal law.

     BENEFICIARY. Ownership of the Policy will pass to the designated beneficiary on the death of the Policyowner. The beneficiary is the person designated in the application or as subsequently named. The beneficiary may be changed at any time by written notice to Manufacturers Life of America. Any change will be effective on the date written notice is received at the Manufacturers Life of America Service Office. If no beneficiary survives the Policyowner, ownership will pass to the Policyowner's estate. In the case of Qualified Policies, regulations promulgated by the Departments of Labor and Treasury prescribe certain limitations on the designation of a beneficiary.

     MODIFICATION. A Policy may not be modified by Manufacturers Life of America without the consent of the Policyowner, except where required to conform to any applicable law or regulation or any ruling issued by a government agency.

FEDERAL TAX MATTERS

HOW IS MANUFACTURERS LIFE OF AMERICA TAXED?

     Manufacturers Life of America is taxed as a life insurance company under Subchapter L of the Code. Since the operations of the Account are part of, and are taxed with, the operations of Manufacturers Life of America, the Account is not separately taxed as a "regulated investment company" under Subchapter Manulife Financial of the Code. Under existing federal income tax laws, investment income and capital gains of the Account are not taxed to the extent they are applied to increase reserves under the Policies. Since, under the Policies, investment income and realized capital gains are automatically applied to increase reserves, Manufacturers Life of America does not anticipate that it will incur any federal income tax liability attributable to the Account, and therefore Manufacturers Life of America does not intend to make provision for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in Manufacturers Life of America being taxed on such income or gains, then Manufacturers Life of America may impose a charge against the Account in order to make provision for such taxes.

WHAT IS THE TAX TREATMENT OF THE POLICIES?

     The Policies are designed for use in connection with retirement plans that may or may not qualify for special income tax treatment under the provisions of the Code. The following discussion of federal income tax aspects of amounts received under a variable annuity contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances.

     The United States Congress has, in the past, considered legislation that, if enacted, would have taxed the inside build-up in certain annuities. While this proposal was not enacted, Congress remains interested in the taxation of the inside build-up of annuity contracts. Policyholders should consult their tax advisor regarding the status of new, similar provisions before purchasing the Policy.

     Section 72 of the Code governs taxation of annuities in general. Under existing provisions of the Code, except as described below, any increase in the value of an annuity contract is not taxable to the contract owner or annuitant until received, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. However, as a general rule, deferred annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year.

     In certain circumstances, contracts will be treated as held by a natural person if the nominal owner is a non-natural person and the beneficial owner is a natural person, but this special exception will not apply in the case of any employer who is the nominal owner of an annuity contract providing non-qualified deferred compensation for its employees. Exceptions to the general rule (of immediate taxation) for contracts which are held by a corporation, trust, or similar entity may apply with respect to (1) annuities held by an estate of a decedent, (2) annuity contracts issued in connection with qualified retirement plans, or IRAs, (3) certain annuities purchased by employers upon the termination of a qualified retirement plan, (4) certain annuities used in connection with structured settlement agreements, and (5) annuities purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity.

     When annuity payments commence, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if the Policyowner has not previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been included in the taxable income of the Policyowner, this aggregate amount will be considered the "investment in the contract." For fixed annuity payments, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the contract; the remainder of each payment is taxable. However, once the total amount of the taxpayer's investment in the contract is excluded using this ratio, annuity payments will be fully taxable. If annuity payments cease before the total amount of the taxpayer's investment in the contract is recovered, the unrecovered amount will be allowed as a deduction to the Policyowner in his or her last taxable year.

     In the case of a withdrawal, amounts received are taxable as ordinary income to the extent that the cash value of the contract (determined without regard to any withdrawal charges) before the withdrawal exceeds the "investment in the contract." Amounts loaned under an annuity contract or amounts received pursuant to an assignment or pledge of an annuity contract are treated as withdrawals. There are special rules for loans to participants from annuity contracts held in connection with qualified retirement plans or IRAs. With respect to contracts issued after April 22, 1987, if an individual transfers an annuity contract without adequate consideration to a person other than his or her spouse (or former spouse incident to divorce), he or she will be taxed on the difference between the contract value minus any withdrawal charge and the investment in the contract at the time of transfer. In such case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

     In addition, there is a 10% penalty tax on the taxable amount of any payment unless the payment is: (a) received on or after the contract owner reaches age 59 1/2; (b) attributable to the contract owner's becoming disabled;
(c) made to a beneficiary on the death of the contract owner; (d) made to a beneficiary on the death of the primary annuitant if the contract owner is not a natural person; (e) made as a series of substantially equal periodic payments for the life of the annuitant (or the joint lives of the annuitant and beneficiary), subject to certain recapture rules; (f) made under an annuity contract that is purchased with a single premium whose annuity starting date is no later than a year from purchase of the annuity; (g) attributable to investment in the contract before August 14, 1982; and (h) made with respect to certain annuities issued in connection with structured settlement agreements. Also, special rules may apply to annuity contracts issued in connection with qualified retirement plans.

     For both withdrawals and annuity payments under some types of plans qualifying for special federal income tax treatment ("qualified plans"), there may be no "investment in the contract" and the total amount received may be taxable.

     Where the Policy is owned by an individual, Manufacturers Life of America will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a Policy unless the distributee notifies

Manufacturers Life of America at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. The withholding rate applicable to the taxable portion of nonperiodic payments (including withdrawals prior to the annuity commencement date) is 10%. Where the Policy is not owned by an individual or it is owned in connection with a qualified plan, or when the owner is a non-resident alien, special withholding rules may apply.


     In certain circumstances, owners of variable policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. The IRS has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular subaccounts without being treated as owners of the underlying assets."



     The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Policy has many more Portfolios to which Policyowners may allocate premium payments and Policy Values than were available in the policies described in the rulings. These differences could result in a policyowner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Manufacturers Life of America therefore reserves the right to modify the Policy as necessary to attempt to prevent a Policyowner from being considered the policyowner of a pro rata share of the assets of the Separate Account.



     For purposes of determining a Policyholder's gross income from distributions which are not in the form of an annuity, the Code provides that all deferred annuity contracts issued by the same company to the same Policyholder during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect. For further information on current aggregation rules under this and other Code provisions, see your tax adviser.


WHAT QUALIFIED PLANS MAY UTILIZE THE POLICIES?

     The contracts are available for use with several types of qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Therefore, no attempt is made to provide more than general information about the use of the Policies with the various types of qualified plans. Policyowners, annuitants and beneficiaries are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the Policy. Following are brief descriptions of the various types of qualified plans in connection with which Manufacturers Life of America will issue a Policy.

     Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. Distributions from these qualified plans are subject to special withholding rules. Consult your plan administrator before taking a distribution which you wish to roll over. A direct rollover from a qualified plan is permitted and is exempt from the special witholding rules. Sales of the Policies for use with IRAs may be subject to special requirements of the Internal Revenue Service. When issued in connection with an IRA, a Policy will be amended as necessary to conform to the requirements of federal laws governing such plans.

     Corporate and Self-Employed (H.R. 10 and Keogh) Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of tax-favored retirement plans for employees. Self-employed individuals may establish plans for themselves and their employees. Such retirement plans may permit the purchase of the Policies in order to provide benefits under the plans. Employers intending to use Policies in connection with such plans should seek competent advice.

     State And Local Government Deferred Compensation Plans. Section 457 of the Code permits employees of state and local governments, rural electric cooperatives and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent Policies are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the Policy has the sole right to the proceeds of the Policy. Those who intend to use Policies in connection with such plans should seek qualified advice as to the tax and legal consequences of such an investment.

PURCHASE OF POLICIES BY CHARITABLE REMAINDER TRUSTS

     The Policies may be purchased by Charitable Remainder Trusts. If a Charitable Remainder Trust is the Policyowner, the character of amounts received by the income beneficiary of the Charitable Remainder Trust depends on the character of the income in the trust. To the extent the trust has any undistributed ordinary income, amounts received by the income beneficiary from the trust are taxed as ordinary income. The Internal Revenue Service has held in at least one private letter ruling that any increase in the value of a Policy will be treated as income to the trust in the year it accrues regardless whether it is actually received by the trust. However, a private letter ruling cannot be relied on as precedent by anyone other than the taxpayer who requests it.

OTHER MATTERS

WHAT VOTING RIGHTS DO POLICYOWNERS HAVE?

     As stated above, all of the assets held in the Variable Accounts will be invested in shares of a particular Portfolio of NASL Series Trust. Manufacturers Life of America is the legal owner of those shares and as such has the right to vote upon matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, Manufacturers Life of America will vote shares held in the Variable Accounts in accordance with instructions received from Policyowners having an interest in such Accounts. Shares held in each Variable Account for which no timely instructions from Policyowners are received, including shares not attributable to Policies, will be voted by Manufacturers Life of America in the same proportion as those shares in that Variable Account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit Manufacturers Life of America to vote shares held in the Variable Accounts in its own right, it may elect to do so.

     The number of shares in each Variable Account for which instructions may be given by a Policyowner is determined by dividing the portion of that Policy's Variable Policy Value derived from participation in that Variable Account, if any, by the value of one share of the corresponding Portfolio. The number will be determined as of a date chosen by Manufacturers Life of America, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting of the shareholders of NASL Series Trust.

WHERE CAN FINANCIAL INFORMATION BE FOUND?

     Financial statements of Manufacturers Life of America and of the Account are included in the Statement of Additional Information.

PERFORMANCE AND OTHER COMPARATIVE INFORMATION

     From time to time, in advertisements or in reports to Policyowners, Manufacturers Life of America may quote various independent quotation services for the purpose of comparing Manufacturers Life of America's Policies' performance and other rankings with other companies' variable annuity policies and for the purpose of comparing any of the Portfolios of NASL Series Trust with other mutual funds with similar investment objectives. Performance rankings are not to be considered indicative of the future performance of the Portfolios. The quotation services which are currently followed by the Company include Lipper Analytical Services, Inc.("Lipper"), Morningstar, Inc., Variable Annuity Research and Data Service, and Money Magazine; however, other nationally recognized rating services may be quoted in the future. The performance of certain indices may also be quoted in advertisements or in reports to Policyowners. These indices include Standard & Poor's 500 Index, National Association of Real Estate A11 REIT's Index, Salomon Brothers (broad corporate index), Dow Jones Industrial Average, Donoghue Prime Money Fund Index, 3 month Treasury Bills, the National Association of Securities Dealers Automated Quotation System, the Financial Times Actuaries World Index and the following Lipper Indices: Money-Market Funds, Corporate Bond Funds, Balanced Funds, Growth Funds, Small-Company Growth Funds, Real Estate Funds, International Funds and Pacific Region Funds.

ADVERTISING PERFORMANCE OF VARIABLE ACCOUNTS.

     Manufacturers Life of America may publish advertisements or distribute sales literature that contain performance data relating to the sub-accounts of Separate Account Two. Performance data will include average annual return quotations for one-year, five-year (when applicable) and ten-year (when applicable) periods ending the last day of the month. Quotations for the period since inception of the Portfolio underlying a sub-account will replace such periods for a Portfolio that has not been in existence for a full five-year or ten-year period. In the case of a new Portfolio that is less than one year old, the one-year figure would be replaced by an aggregate for the period since inception. Average annual total returns may also be advertised for three-year periods and one-year periods as of the last day of any month.


     Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. Aggregate total return, which will also be advertised from time to time, is the percentage change that equates a purchase payment to the market value of that purchase payment on the last day of the period. For the purpose of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the total return is calculated. All recurring charges are reflected in the calculations. Asset charges are reflected in changes in unit values. For purposes of the calculations, the annual administration charge is estimated by dividing the total administration charges collected during a given year by the average total assets attributable to the Policies during that year (including amounts allocated to both Separate Account Two and the Guaranteed Interest Account), multiplying that percentage by the average of the beginning and ending values of the hypothetical investment and subtracting the result from the year-end account value. The contingent deferred sales charge that would be applicable to withdrawals at the end of periods for which the total return is measured are assumed to be deducted at the end of the period.

     The Policies were first offered to the public in 1987. However, total return data may be advertised for as long a period of time as the underlying sub-account has been active. The results for any period prior to the Policies' being offered would be calculated as if the Policies had been offered during that period, with all Policy charges and the daily mortality and expense risk charges deducted. Policy charges for periods prior to 1988 are based on the average rate for the first six years in which the Policies were offered.

     Total returns if surrendered for the period ending December 31, 1996 were as follows:

                                                                                                        AVG. ANNUAL
                                            AVG. ANNUAL    AVG. ANNUAL    AVG. ANNUAL    AVG. ANNUAL    TOTAL RETURN
                                            TOTAL RETURN   TOTAL RETURN   TOTAL RETURN   TOTAL RETURN      SINCE
                                              ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS      INCEPTION*
                                            ------------   ------------   ------------   ------------   ------------
Emerging Growth                                   N/A            N/A            N/A            N/A            N/A
Balanced                                          N/A            N/A            N/A            N/A            N/A
Capital Growth Bond***                          -6.65%          2.62%          4.79%          6.36%          9.66%
Quantitative Equity (formerly Common
  Stock)***                                      7.40%         10.26%         10.00%           N/A           9.58%
Real Estate Securities***                       22.68%         11.45%         15.51%           N/A          12.25%
Money Market                                    -4.32%          1.89%          2.32%          4.49%          4.57%
International Stock                               N/A            N/A            N/A            N/A            N/A
Pacific Rim Emerging Markets***                  0.01%           N/A            N/A            N/A           2.53%

* June 26, 1984 for the Capital Growth Bond Trust; June 18, 1985 for the Money Market Trust; May 1, 1987 for the Quantitative Equity (formerly Common Stock) and Real Estate Securities Trusts; October 4, 1994 for the Pacific Rim Emerging Markets Trust; and December 31, 1996 for the Emerging Growth, Balanced and International Stock Trusts.

** Policies have been offered only since November 3, 1987. Performance data for earlier periods are hypothetical figures based on the performance of the Portfolio in which policy assets may be invested.

*** On December 31, 1996, Manulife Series Fund, Inc. merged with NASL Series Trust. Performance presented for these subaccounts is based upon the performance of the respective predecessor Manulife Series Fund portfolio for periods to December 31, 1996.

     Total returns if not surrendered are as follows:

                                                                                                        AVG. ANNUAL
                                            AVG. ANNUAL    AVG. ANNUAL    AVG. ANNUAL    AVG. ANNUAL    TOTAL RETURN
                                            TOTAL RETURN   TOTAL RETURN   TOTAL RETURN   TOTAL RETURN      SINCE
                                              ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS      INCEPTION*
                                            ------------   ------------   ------------   ------------   ------------
Emerging Growth                                   N/A            N/A            N/A            N/A            N/A
Balanced                                          N/A            N/A            N/A            N/A            N/A
Capital Growth Bond***                           1.47%          4.54%          5.56%          6.36%          9.66%
Quantitative Equity (formerly Common
  Stock)***                                     16.75%         12.32%         10.81%           N/A           9.58%
Real Estate Securities***                       33.35%         13.53%         16.36%           N/A          12.26%
Money Market                                     4.00%          3.80%          3.07%          4.49%          4.57%
International Stock                               N/A            N/A            N/A            N/A            N/A
Pacific Rim Emerging Markets***                  6.71%           N/A            N/A            N/A           5.56%

* June 26, 1984 for the Capital Growth Bond Trust; June 18, 1985 for the Money Market Trust; May 1, 1987 for the Quantitative Equity (formerly, Common Stock) and Real Estate Securities Trusts; October 4, 1994 for the Pacific Rim Emerging Markets Trust; and December 31, 1996 for the Emerging Growth, Balanced and International Stock Trusts.

** Policies have been offered only since November 3, 1987. Performance data for earlier periods are hypothetical figures based on the performance of the Portfolio in which policy assets may be invested.

*** On December 31, 1996, Manulife Series Fund, Inc. merged with NASL Series Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund portfolio for periods to December 31, 1996.

Aggregate total returns if surrendered as of the end of each year since inception are as follows:

             1996     1995     1994      1993     1992     1991     1990      1989     1988     1987      1986     1985     1984
            ------   ------   -------   ------   ------   ------   -------   ------   ------   -------   ------   ------   ------
Emerging
  Growth       N/A      N/A       N/A      N/A      N/A      N/A       N/A      N/A      N/A       N/A      N/A      N/A      N/A
Balanced       N/A      N/A       N/A      N/A      N/A      N/A       N/A      N/A      N/A       N/A      N/A      N/A      N/A
Capital
  Growth
  Bond***    -6.65%   11.99%   (12.10%)   1.41%   (3.21%)   7.15%    (2.57%)   4.62%   (1.96%)   (9.54%)  13.08%   16.79%    5.11%
Quantitative
  Equity
 (formerly
  Common
 Stock)***    7.40%   20.89%   (11.82%)   4.21%   (3.04%)  20.80%   (11.74%)  21.22%    0.73%   (21.50%)    N/A      N/A      N/A
Real
  Estate
  Securities***  22.68%   6.95%  (10.51%)  13.34%  12.03%  31.60%   (12.17%)   0.03%    2.57%   (15.44%)    N/A      N/A      N/A
Money
  Market     -4.32%   (2.41%)   (4.18%)  (5.32%)  (4.66%)  (2.32%)   (0.29%)  (0.52%)  (1.26%)   (1.91%)  (2.29%)  (3.94%)    N/A
International
  Stock        N/A      N/A       N/A      N/A      N/A      N/A       N/A      N/A      N/A       N/A      N/A      N/A      N/A
Pacific
  Rim
  Emerging
Markets***    0.01%    3.32%      N/A      N/A      N/A      N/A       N/A      N/A      N/A       N/A      N/A      N/A      N/A

*** On December 31, 1996, Manulife Series Fund, Inc. merged with NASL Series Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund portfolio for periods to December 31, 1996.

     All of the above performance data are based on the actual historical performance of the Portfolios for specified periods, and the figures are not intended to indicate future performance.

     Aggregate total returns as of the end of each year since inception, if not surrendered are as follows:



             1996     1995     1994      1993     1992     1991     1990      1989     1988     1987      1986     1985     1984
            ------   ------   -------   ------   ------   ------   -------   ------   ------   -------   ------   ------   ------
Emerging
  Growth
  Equity       N/A      N/A       N/A      N/A      N/A      N/A       N/A      N/A      N/A       N/A      N/A      N/A      N/A
Balanced
  Assets       N/A      N/A       N/A      N/A      N/A      N/A       N/A      N/A      N/A       N/A      N/A      N/A      N/A
Capital
  Growth
  Bond***     1.47%   18.99%    (5.48%)   9.41%    4.79%   15.15%     5.43%   12.62%    6.04%    (2.73%)  21.08%   24.79%   13.11%
Quantitative
  Equity
 (Formerly
  Common
 Stock)***   16.75%   27.89%    (5.19%)  12.21%    4.96%   28.80%    (5.10%)  29.22%    8.73%   (15.59%)    N/A      N/A      N/A
Real
  Estate
  Securities***  33.35%  13.95%   (3.77%)  21.34%  20.03%  39.60%    (5.56%)   8.03%   10.57%    (9.07%)    N/A      N/A      N/A
Money-Market   4.00%   4.59%     2.82%    1.68%    2.34%    4.68%     6.71%    7.52%    5.74%     5.09%    4.71%    3.06%     N/A
International    N/A    N/A       N/A      N/A      N/A      N/A       N/A      N/A      N/A       N/A      N/A      N/A      N/A
Pacific
  Rim
  Emerging
Markets***    6.71%   10.32%    (5.86%)    N/A      N/A      N/A       N/A      N/A      N/A       N/A      N/A      N/A      N/A



*** On December 31, 1996 Manulife Series Fund, Inc. merged with NASL Series Trust. Performance presented for those sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund portfolio for periods to December 31 1996.



     All of the above performance data are based on the actual historical performance of the Funds for specified periods, and the figures are not intended to indicate future performance.

                                   APPENDIX A

     This Appendix describes the fixed portion of the Policies, which consists of the provisions based on the general account of Manufacturers Life of America, including those relating to the Guaranteed Interest Account and the annuity options. The interests of Policyowners arising from the allocation of purchase payments or the transfer of values to the Guaranteed Interest Account are not registered under the Securities Act of 1933, and the general account of Manufacturers Life of America is not registered as an investment company under the Investment Company Act of 1940. Accordingly, the fixed portion of the Policies is not subject to the provisions that would apply if registration under such acts were required. Manufacturers Life of America has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus that relate to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

WHAT IS THE GUARANTEED INTEREST ACCOUNT?

     As noted in the prospectus, Policyowners may accumulate funds on a variable basis, by allocating purchase payments for investment in one or more of the Portfolios of NASL Series Trust, or on a fixed basis by allocating purchase payments to the Guaranteed Interest Account. The Guaranteed Interest Account provides for the credit of a guaranteed rate of interest of at least 4% per year to amounts allocated to such account. Amounts in the Guaranteed Interest Account will receive a Guaranteed Interest Rate set by Manufacturers Life of America on each Policy Anniversary for the ensuing Policy Year.

     The $30 annual administration fee, if any, and any premium tax to be deducted against the Total Policy Value will be assessed against the Guaranteed Interest Account first to the extent sufficient amounts are available.

WHAT ARE THE ANNUITY OPTIONS?

     The Policyowner may elect one of the following annuity options described below. If no option is specified, annuity payments will be made as a life annuity with a ten-year certain period. Treasury or Labor Department regulations may require a different annuity option if no option is specified and may preclude the availability of certain options in connection with Qualified Policies. There may also be state insurance law requirements that limit the availability of certain options. The amounts payable under each option will be no less than amounts determined on the basis of tables contained in each Policy. Such tables are based on the 1983 Individual Annuity Mortality Tables and an assumed interest rate of 4% per year.

OPTION 1:                 ANNUITY CERTAIN -- payments in equal installments for a period of not less than five years and not more than twenty years.
OPTION 2(A):              LIFE ANNUITY WITHOUT REFUND -- payments in equal installments during the lifetime of an annuitant. Upon the death of the annuitant, payments will cease. Since there is no guarantee that any minimum number of payments will be made, the payee may receive only one payment if he or she dies before the date the second payment is due.
OPTION 2(B):              LIFE ANNUITY WITH CERTAIN PERIOD -- payments in equal installments during the lifetime of an annuitant and if the annuitant dies before installments have been paid for a designated period, either five, ten or twenty years, payments will continue for the remainder of the period selected.

OPTION 2(C):              LIFE ANNUITY WITH INSTALLMENT REFUND -- payments in equal installments during the lifetime of an annuitant and if the annuitant dies before the total installments paid equal the Total Policy Value applied to provide the annuity, payments will continue until the Total Policy Value has been paid.
OPTION 3(A):              JOINT AND SURVIVOR ANNUITY WITHOUT REFUND -- payments in equal installments during the lifetime of two annuitants with payments continuing in full amount to the survivor upon death of either. Since there is no guarantee that any minimum number of payments will be made, the payees may receive only one payment if they both die before the date the second payment is due.
OPTION 3(B):              JOINT AND SURVIVOR ANNUITY WITH CERTAIN PERIOD -- payments in equal installments during the lifetime of two annuitants and if both die before installments have been paid for a ten-year period, payments will continue for the remainder of the period.

     Under Options 2(b), 2(c) and 3(b), upon the death of the annuitant or second to die of joint annuitants, the beneficiary may elect to receive the commuted value of any remaining payments. Any such commutation will be at the interest rate used to determine the amount of the annuity payments plus 1/2%.

            Please tear off, complete and return the form below to order a Statement of Additional Information for the Multi-Account Flexible Payment Variable Annuity Policy offered by this prospectus. Address the form to the Service Office as follows:

             The Manufacturers Life Insurance
               Company of America
             Service Office
             200 Bloor Street East
             Toronto, Ontario, Canada
             M4W 1E5

T

                         MULTI-ACCOUNT FLEXIBLE PAYMENT
                            VARIABLE ANNUITY POLICY

            Please send me a free copy of the Statement of Additional Information for the Multi-Account Flexible Payment Variable Annuity Policy.

                             (PLEASE PRINT OR TYPE)

        Name:           -------------------------            Policy#:        -----------------
        Address:        -------------------------
                        -------------------------

--------------------------------------------------------------------------------
                      Statement of Additional Information

                              SEPARATE ACCOUNT TWO
                                       OF
                        THE MANUFACTURERS LIFE INSURANCE
                               COMPANY OF AMERICA


This Statement of Additional Information relates to certain Flexible Payment Variable Annuity Policies issued by The Manufacturers Life Insurance Company of America. The Statement of Additional Information is not a prospectus but should be read in conjunction with the prospectus of Separate Account Two dated May 1, 1997 which may be obtained from The Manufacturers Life of America Service Office, 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

The date of this Statement of Additional Information is May 1, 1997.


                                         The Manufacturers
                                         Life Insurance Company
                                         of America

                                         ManEquity, Inc.

                                                                            LOGO

TABLE OF CONTENTS


                                                                                             PAGE
                                                                                             ----
Who Sells The Policies?....................................................................    2
What Responsibilities Has Manufacturers Life Assumed?......................................    2
Who Are The Directors And Officers Of Manufacturers Life of America?.......................    3
What State Regulations Apply?..............................................................    4
Is There Any Litigation Pending?...........................................................    5
Where Can Further Information Be Found?....................................................    5
Legal Matters..............................................................................    5
Experts....................................................................................    5
Financial Statements.......................................................................    6

WHO SELLS THE POLICIES?

ManEquity, Inc., an indirect wholly-owned subsidiary of Manufacturers Life, will act as the principal underwriter of, and continuously offer, the Policies pursuant to an Underwriting Agreement with Manufacturers Life of America. ManEquity, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The Policies will be sold by registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized by state insurance departments to do so.


For the years ended December 31, 1994, December 31, 1995, and December 31, 1996, ManEquity, Inc. received $2,389,494, $3,355,185 and $3,045,326 respectively, as compensation for sales of the Policies by its registered representatives. Of these amounts, $2,283,353, $3,262,711 and $2,957,985 respectively, were remitted to Manufacturers Life to reimburse it for commissions paid to such registered representatives pursuant to the agreement described below.


WHAT RESPONSIBILITIES HAS MANUFACTURERS LIFE ASSUMED?

Manufacturers Life and The Manufacturers Life Insurance Company (U.S.A.) ("Manufacturers USA") have entered into an agreement with ManEquity, Inc. pursuant to which Manufacturers Life and Manufacturers USA, on behalf of ManEquity, Inc., will pay the sales commissions in respect of the Policies and certain other policies issued by Manufacturers Life of America, prepare and maintain all books and records required to be prepared and maintained by ManEquity, Inc. with respect to the Policies and such other policies, and send all confirmations required to be sent by ManEquity, Inc. with respect to the Policies and such other policies. ManEquity, Inc. will promptly reimburse Manufacturers Life and Manufacturers USA for all sales commissions paid by Manufacturers Life and Manufacturers USA and will pay Manufacturers Life and Manufacturers USA for its other services under the agreement in such amounts and at such times as agreed to by the parties.


Manufacturers Life and Manufacturers USA, have also entered into a Service Agreement with Manufacturers Life of America pursuant to which Manufacturers Life and Manufacturers USA will provide to Manufacturers Life of America all issue, administrative, general services and record keeping functions on behalf of Manufacturers Life of America with respect to all of its insurance policies including the Policies. Under this agreement Manufacturers Life of America is obligated to reimburse operating expenses and costs incurred by Manufacturers Life and Manufacturers USA on behalf of Manufacturers Life of America. For 1994, 1995, and 1996, Manufacturers Life of America paid $21,326,446, $23,211,484 and $26,982,466 respectively, to Manufacturers Life pursuant to the agreement.

WHO ARE THE DIRECTORS AND OFFICERS OF MANUFACTURERS LIFE OF AMERICA?

The directors and executive officers of Manufacturers Life of America, together with their principal occupations during the past five years, are as follows:

The directors and executive officers of Manufacturers Life of America, together with their principal occupations during the past five years, are as follows:


                                     POSITION WITH
                                 MANUFACTURERS LIFE OF
             NAME                       AMERICA                     PRINCIPAL OCCUPATION
------------------------------ ------------------------- ------------------------------------------
Sandra M. Cotter (34)          Director (since December  Attorney -- 1989-present, Dykema, Gossett
                               1992)

James D. Gallagher (42)        Director, Secretary and   Vice President, Secretary and General
                               General Counsel           Counsel -- January 1997-present ManUSA;
                                                         Vice President, Legal Services U.S.
                                                         Operations -- January 1996-present, The
                                                         Manufacturers Life Insurance Company; Vice
                                                         President, secretary and General Counsel
                                                         -- 1994-present, North American Security
                                                         Life; Vice President and Associate General
                                                         Counsel -- 1991-1994, The Prudential
                                                         Insurance Company of America
Bruce Gordon* (53)             Director (Since May 1996) Vice President, U.S. Operations --
                                                         Pensions -- 1990-present, The
                                                         Manufacturers Life Insurance Company

Donald A. Guloien (40)         President and Director    Senior Vice President, Business
                               (since September 1990)    Development -- 1994-present, The
                                                         Manufacturers Life Insurance Company, Vice
                                                         President, U.S. Individual Business --
                                                         1990-1994, The Manufacturers Life
                                                         Insurance Company Mr. Guloien is also a
                                                         director of Manulife Series Fund, Inc.

Theodore Kilkuskie (41)        Director                  Vice President, U.S. Individual Insurance
                                                         -- January 1997 -- present, ManUSA; Vice
                                                         President, U.S. Individual Insurance --
                                                         June 1995-present, The Manufacturers Life
                                                         Insurance Company; Executive Vice
                                                         President, Mutual Funds -- January
                                                         1995-May 1995, State Street Research; Vice
                                                         President, Mutual Funds -- 1987-1994,
                                                         Metropolitan Life Insurance Company

Joseph J. Pietroski (58)       Director (since July      Senior Vice President, General Counsel and
                               1982)                     Corporate Secretary -- 1988-present, The
                                                         Manufacturers Life Insurance Company

                                     POSITION WITH
                                 MANUFACTURERS LIFE OF
             NAME                       AMERICA                     PRINCIPAL OCCUPATION
------------------------------ ------------------------- ------------------------------------------
John D. Richardson (59)        Chairman and Director     Senior Vice President and General Manager,
                               (since January 1995)      U.S. Operations -- 1995-present, The
                                                         Manufacturers Life Insurance Company;
                                                         Senior Vice President and General Manager,
                                                         Canadian Operations 1992-1994, The
                                                         Manufacturers Life Insurance Company;
                                                         Senior Vice President, Financial Services
                                                         -- 1992, The Manufacturers Life Insurance
                                                         Company; Executive Vice Chairman and CFO
                                                         -- 1989-1991, Canada Trust

John R. Ostler (44)            Vice President, Chief     Financial Vice President -- 1992-present,
                               Actuary and Treasurer     The Manufacturers Life Insurance Company;
                                                         Vice President, Insurance Products --
                                                         1990-1992, The Manufacturers Life
                                                         Insurance Company

Douglas H. Myers** (42)        Vice President, Finance   Assistant Vice President and Controller,
                               and Compliance Controller U.S. Operations -- 1988-present, The
                                                         Manufacturers Life Insurance Company

Joseph Mounsey (48)            Senior Vice President     Senior Vice President, Investment --
                                                         1994-present, The Manufacturers Life
                                                         Insurance Company; Senior Vice President,
                                                         International Investments 1991-1994, The
                                                         Manufacturers Life Insurance Company

Victor Apps (48)               Senior Vice President and Senior Vice President and General Manager,
                               General Manager           Greater China Division -- 1995-present,
                                                         The Manufacturers Life Insurance Company;
                                                         Vice President and General Manager,
                                                         Greater China Division -- 1993-1995, The
                                                         Manufacturers Life Insurance Company;
                                                         International Vice President, Asia Pacific
                                                         Division -- 1988-1993, The Manufacturers
                                                         Life Insurance Company.

Robert A. Cook (42)            Vice President            Vice President, Product Management --
                                                         1996-present, The Manufacturers Life
                                                         Insurance Company; Sales and Marketing
                                                         Director, U.S. Division -- 1994-1995 The
                                                         Manufacturers Life Insurance Company; Vice
                                                         President, Corporation Strategic Review --
                                                         1992-1993, The Manufacturers Life
                                                         Insurance Company


---------------

 * Bruce Gordon is also a director of ManEquity, Inc.

** Douglas Myers is also a director and president of ManEquity, Inc.

WHAT STATE REGULATIONS APPLY?

Manufacturers Life of America is subject to regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The Policy has been filed with insurance officials and meets all standards set by law in each jurisdiction where it is sold.

Manufacturers Life of America is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

IS THERE ANY LITIGATION PENDING?

No litigation is pending that would have a material effect upon the Account or NASL Series Trust.

WHERE CAN FURTHER INFORMATION BE FOUND?


A registration statement under the Securities Act of 1933 has been filed with the S.E.C. relating to the offering described in the prospectus and the Statement of Additional Information. The prospectus and the Statement of Additional Information do not include all the information set forth in the registration statement. The omitted information may be obtained from the S.E.C.'s principal office in Washington, D.C. upon payment of the prescribed fee. In addition, the Commission maintains a web site (http://www.sec.gov) that contains the statement of additional information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.


For further information you may also contact Manufacturers Life of America's Service Office, the address and telephone number of which are on the first page of the prospectus.

LEGAL MATTERS

The legal validity of the Policies has been passed on by James D. Gallagher, Esq., Secretary and General Counsel of Manufacturers Life of America. Jones & Blouch L.L.P., Washington, D.C. has passed on certain matters relating to the federal securities law.

EXPERTS


The financial statements of The Manufacturers Life Insurance Company of America and of Separate Account Two of The Manufacturers Life Insurance Company of America appearing in this Statement of Additional Information, for the period ended December 31, 1996, have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their reports thereon also appearing elsewhere herein. Such financial statements have been included herein in reliance upon such reports given upon the authority of such firm as experts in auditing and accounting.

                              FINANCIAL STATEMENTS


The financial statements of Manufacturers Life of America included herein should be distinguished from the financial statements of Separate Account Two and should be considered only as bearing upon the ability of Manufacturers Life of America to meet its obligations under the Policies.

                            Separate Account Two of
                        The Manufacturers Life Insurance
                               Company of America

                              Financial Statements

                     Years ended December 31, 1996 and 1995

CONTENTS


                                                                                             PAGE
                                                                                             ----
Report of Independent Auditors.............................................................    9
Audited Financial Statements
Statement of Assets and Liabilities........................................................   10
Statement of Operations....................................................................   12
Statements of Changes in Net Assets........................................................   14
Notes to Financial Statements..............................................................   17

                         Report of Independent Auditors

To the Board of Directors
The Manufacturers Life Insurance Company of America

We have audited the accompanying statement of assets and liabilities of Separate Account Two of The Manufacturers Life Insurance Company of America (comprising, respectively, Emerging Growth Sub-Account, Quantitative Equity Sub-Account, Real Estate Securities Sub-Account, Balanced Sub-Account, Capital Growth Bond Sub-Account, Money Market Sub-Account, International Stock Sub-Account and Pacific Rim Emerging Markets Sub-Account) as of December 31, 1996, the related statements of operations and the statements of changes in net assets for each of the periods presented herein. These financial statements are the responsibility of The Manufacturers Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account Two of The Manufacturers Life Insurance Company of America at December 31, 1996, the results of its operations and the changes in its net assets for each of the periods presented herein, in conformity with generally accepted accounting principles.

                                                                            LOGO
                                                               ERNST & YOUNG LLP
Philadelphia, Pennsylvania
January 31, 1997

                            Separate Account Two of
              The Manufacturers Life Insurance Company of America

                      Statement of Assets and Liabilities

                               December 31, 1996

                                                       EMERGING         QUANTITATIVE      REAL ESTATE
                                                        GROWTH            EQUITY          SECURITIES
                                                      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                      -----------------------------------------------
ASSETS
Investment in NASL Series Trust -- at market
  value:
  Emerging Growth Trust,
     3,818,720 shares (cost $78,530,226)              $78,665,625
  Quantitative Equity Trust,
     2,207,827 shares (cost $36,005,560)                                $38,261,638
  Real Estate Securities Trust,
     2,365,997 shares (cost $35,503,640)                                                  $40,103,643
  Balanced Trust,
     3,378,894 shares (cost $52,814,145)
  Capital Growth Bond Trust,
     1,511,501 shares (cost $16,740,567)
  Money Market Trust,
     2,056,361 shares (cost $21,485,905)
  International Stock Trust,
     666,853 shares (cost $7,107,566)
  Pacific Rim Emerging Markets Trust,
     520,189 shares (cost $5,548,100)
                                                                                          -----------
NET ASSETS                                            $78,665,625       $38,261,638       $40,103,643
                                                                                          ===========
Units outstanding                                       1,681,075         1,274,256         1,190,829
                                                                                          ===========
Net asset value per unit                                   $46.79            $30.03            $33.68
                                                                                          ===========

See accompanying notes.

                  CAPITAL                        INTERNATIONAL    EMERGING
 BALANCED       GROWTH BOND     MONEY MARKET        STOCK          MARKETS
SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT        TOTAL
--------------------------------------------------------------------------------------------
                                                                                 $78,665,625
                                                                                  38,261,638
                                                                                  40,103,643
$55,447,658                                                                       55,447,658
                $16,475,360                                                       16,475,360
                                 $20,563,580                                      20,563,580
                                                  $7,648,804                       7,648,804
                                                                  $5,670,062     $ 5,670,062
--------------------------------------------------------------------------------------------
$55,447,658     $16,475,360      $20,563,580      $7,648,804      $5,670,062     $262,836,370
--------------------------------------------------------------------------------------------
 2,312,513         851,595        1,375,204         652,940         502,325
============================================================================================
    $23.98          $19.35           $14.95          $11.71          $11.29
============================================================================================

                            Separate Account Two of
              The Manufacturers Life Insurance Company of America

                            Statement of Operations

                          Year ended December 31, 1996

                                                                                           REAL
                                                      EMERGING         QUANTITATIVE       ESTATE
                                                       GROWTH            EQUITY          SECURITIES
                                                     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                     ---------------------------------------------
Investment income:
  Dividend income                                    $12,289,740       $5,719,842        $6,506,602
Expenses:
  Mortality and expense risks charge                    797,219           301,648          310,604
                                                     ---------------------------------------------
Net investment income                                11,492,521         5,418,194        6,195,998
                                                     ---------------------------------------------
Realized and unrealized gain (loss) on
  investments:
  Realized gain (loss) from security
     transactions:
     Proceeds from sales                             15,539,340         3,532,903        4,955,444
     Cost of securities sold                         13,278,588         2,675,844        4,539,516
                                                     ---------------------------------------------
Net realized gain (loss)                              2,260,752           857,059          415,928
                                                     ---------------------------------------------
Unrealized appreciation (depreciation)
  of investments
  Beginning of year                                  11,362,638         3,843,935        1,406,388
  End of year                                           135,399         2,256,078        4,600,003
                                                     ---------------------------------------------
Net unrealized (depreciation) appreciation
  during the year                                    (11,227,239)      (1,587,857)       3,193,615
                                                     ---------------------------------------------
Net realized and unrealized (loss) gain on
  investments                                        (8,966,487)         (730,798)       3,609,543
                                                     ---------------------------------------------
Net increase in net assets derived from
  operations                                         $2,526,034        $4,687,396        $9,805,541
                                                     =============================================

See accompanying notes.

                                                                 PACIFIC RIM
                  CAPITAL                        INTERNATIONAL    EMERGING
 BALANCED       GROWTH BOND     MONEY MARKET        STOCK          MARKETS
SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT        TOTAL
--------------------------------------------------------------------------------------------
$ 7,586,381      $ 947,959       $1,696,385       $ 201,618       $ 232,102      $35,180,629
    513,035        153,637          200,655          56,247          43,640        2,376,685
--------------------------------------------------------------------------------------------
  7,073,346        794,322        1,495,730         145,371         188,462       32,803,944
--------------------------------------------------------------------------------------------
  5,270,972      2,577,602       18,226,080         528,260         859,389       51,489,990
  4,431,525      2,754,011       17,579,208         467,824         720,409       46,446,925
--------------------------------------------------------------------------------------------
    839,447       (176,409)         646,872          60,436         138,980        5,043,065
--------------------------------------------------------------------------------------------
  5,762,687        113,528          434,988         218,320         152,770       23,295,254
  2,633,513       (265,207)        (922,325)        541,238         121,962        9,100,661
--------------------------------------------------------------------------------------------
           )
 (3,129,174       (378,735)      (1,357,313)        322,918         (30,808)     (14,194,593)
--------------------------------------------------------------------------------------------
 (2,289,727)      (555,144)        (710,441)        383,354         108,172       (9,151,528)
--------------------------------------------------------------------------------------------
$ 4,783,619      $ 239,178       $  785,289       $ 528,725       $ 296,634      $23,652,416
============================================================================================

                            Separate Account Two of
              The Manufacturers Life Insurance Company of America

                      Statements of Changes in Net Assets

                     Years ended December 31, 1996 and 1995


                                            EMERGING GROWTH              QUANTITATIVE EQUITY         REAL ESTATE SECURITIES
                                              SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                       --------------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                       DEC. 31/96      DEC. 31/95     DEC. 31/96     DEC. 31/95     DEC. 31/96     DEC. 31/95
                                       --------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)           $11,492,521     $1,178,986     $5,418,194     $ (199,735)    $6,195,998     $  213,629
Net realized gain (loss)                 2,260,752      1,683,869        857,059        251,649        415,928        223,127
Net unrealized (depreciation)
  appreciation of investments during
  the year                             (11,227,239)    11,908,991     (1,587,857)     4,970,753      3,193,615      3,143,212
                                                                                                                  -----------
Net increase in net assets derived
  from operations                        2,526,034     14,771,846      4,687,396      5,022,667      9,805,541      3,579,968
                                                                                                                  -----------
FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums               8,295,774      9,075,130      5,288,553      3,138,683      1,841,736      2,395,793
  Transfer on death                       (118,285)       (40,037)      (109,077)        (7,409)       (85,142)       (17,513)
  Transfer on terminations              (4,028,509)    (3,053,099)      (940,409)      (681,944)    (1,184,528)    (1,232,704)
  Transfer of maturity                     (69,790)        83,583          2,897         67,266       (114,691)         4,515
  Net interfund transfers               (3,149,315)     2,606,912      4,181,441      1,459,853        806,658     (2,418,292)
                                                                                                                  -----------
                                           929,875      8,672,489      8,423,405      3,976,449      1,264,033     (1,268,201)
                                                                                                                  -----------
Net increase in net assets               3,455,909     23,444,335     13,110,801      8,999,116     11,069,574      2,311,767
NET ASSETS
Beginning of year                       75,209,716     51,765,381     25,150,837     16,151,721     29,034,069     26,722,302
                                                                                                                  -----------
End of year                            $78,665,625     $75,209,716   $38,261,638    $25,150,837    $40,103,643    $29,034,069
                                                                                                                  ===========


See accompanying notes.

         BALANCED                 CAPITAL GROWTH BOND              MONEY MARKET
       SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
--------------------------------------------------------------------------------------
YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
DEC. 31/96      DEC. 31/95     DEC. 31/96     DEC. 31/95     DEC. 31/96     DEC. 31/95
--------------------------------------------------------------------------------------
$ 7,073,346     $ (353,870)    $  794,322     $  919,430      1,495,730     $ (155,245)
    839,447        233,943       (176,409)       (76,983)       646,872        322,742
           )
 (3,129,174      8,830,332       (378,735)     1,343,599     (1,357,313)       531,125
  4,783,619      8,710,405        239,178      2,186,046        785,289        698,622
  6,209,407      5,071,298      3,085,222      2,368,800      6,867,931     10,039,733
    (67,227)       (84,545)        (5,719)       (12,196)       (81,747)       (27,370)
 (2,862,825)    (1,647,362)    (1,276,684)      (719,239)    (2,221,277)    (2,420,434)
      5,141         12,834          7,396         25,737          6,170        (38,588)
   (595,285)       377,983       (632,752)       438,281     (3,344,848)    (2,334,352)
--------------------------------------------------------------------------------------
  2,689,211      3,730,208      1,177,463      2,101,383      1,226,229      5,218,989
--------------------------------------------------------------------------------------
  7,472,830     12,440,613      1,416,641      4,287,429      2,011,518      5,917,611
 47,974,828     35,534,215     15,058,719     10,771,290     18,552,062     12,634,451
--------------------------------------------------------------------------------------
$55,447,658    $47,974,828    $16,475,360    $15,058,719    $20,563,580    $18,552,062
======================================================================================

                            Separate Account Two of
              The Manufacturers Life Insurance Company of America

                 Statement of Changes in Net Assets (continued)

                     Years ended December 31, 1996 and 1995

                                                                               PACIFIC RIM
                                               INTERNATIONAL STOCK           EMERGING MARKETS
                                                   SUB-ACCOUNT                 SUB-ACCOUNT                      TOTAL
                                                  -------------------------------------------------------------------------
                                             YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                             DEC. 31/96    DEC. 31/95    DEC. 31/96    DEC. 31/96     DEC. 31/96      DEC. 31/96
                                                  -------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                 $  145,371    $   64,804    $  188,462    $   15,504    $ 32,803,944    $  1,683,503
Net realized gain (loss)                         60,436         5,799       138,980        23,810       5,043,065       2,667,956
Net unrealized (depreciation) appreciation
  of investments during the year                322,918       223,966       (30,808)      166,870     (14,194,593)     31,118,848
                                                        -------------------------------------------------------------------------
Net increase in net assets derived from
  operations                                    528,725       294,569       296,634       206,184      23,652,416      35,470,307
                                                        -------------------------------------------------------------------------
FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums                    1,819,629     1,231,995     1,339,071       988,086      34,747,323      34,309,518
  Transfer on death                              (5,577)       --           (11,069)       --            (483,843)       (189,070)
  Transfer on terminations                     (222,632)      (61,097)     (215,118)      (45,863)    (12,951,982)     (9,861,742)
  Transfer of maturity                           --            --            --            --            (162,877)        155,347
  Net interfund transfers                     1,729,012     1,467,355     1,549,203       929,903         544,114       2,527,643
                                                        -------------------------------------------------------------------------
                                              3,320,432     2,638,253     2,662,087     1,872,126      21,692,735      26,941,696
                                                        -------------------------------------------------------------------------
Net increase in net assets                    3,849,157     2,932,822     2,958,721     2,078,310      45,345,151      62,412,003
NET ASSETS
Beginning of year                             3,799,647       866,825     2,711,341       633,031     217,491,219     155,079,216
                                                        -------------------------------------------------------------------------
End of year                                  $7,648,804    $3,799,647    $5,670,062    $2,711,341    $262,836,370    $217,491,219
                                                        =========================================================================

See accompanying notes.

                            Separate Account Two of
              The Manufacturers Life Insurance Company of America

                         Notes to Financial Statements

                               December 31, 1996

1.   ORGANIZATION

Separate Account Two of The Manufacturers Life Insurance Company of America (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended. The Separate Account is comprised of investment sub-accounts available for allocation of net premiums under variable annuity policies (the "Policies") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America"). The Separate Account was established by Manufacturers Life of America, a life insurance company organized in 1983 under Michigan law. Manufacturers Life of America is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a Canadian mutual life insurance company. On January 1, 1996, Manulife Financial merged with North American Life Assurance Company and as a result, acquired control of the NASL Series Trust.

Effective December 31, 1996, Manulife Series Fund, Inc. was merged into the NASL Series Trust. As a result, the following sub-accounts of the Separate Account were renamed to correspond with the fund names of the NASL Series Trust.

MANULIFE SERIES FUND, INC. SUB-ACCOUNTS            NASL SERIES TRUST SUB-ACCOUNTS
Emerging Growth Equity Fund                        Emerging Growth Trust
Common Stock Fund                                  Quantitative Equity Trust
Real Estate Securities Fund                        Real Estate Securities Trust
Balanced Assets Fund                               Balanced Trust
Capital Growth Bond Fund                           Capital Growth Bond Trust
Money Market Fund                                  Money Market Trust
International Fund                                 International Stock Trust
Pacific Rim Emerging Markets Funds                 Pacific Rim Emerging Markets Trust

All references hereinafter to NASL Series Trust would have been to Manulife Series Fund, Inc. prior to December 31, 1996.

The assets of the Separate Account are the property of Manufacturers Life of America. The portion of the Separate Account's assets applicable to the Policies will not be charged with liabilities arising out of any other business Manufacturers Life of America may conduct.

The net assets may not be less than the amount required under state insurance law to provide for death (without regard to the minimum death benefit guarantee) and other Policy benefits.

Additional assets are held in Manufacturers Life of America's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of its financial statements:

a. Valuation of Investments -- Investments are made among the eight Trusts of NASL Series Trust and are valued at the reported net asset values of these Trusts. Transactions are recorded on the trade date. Net investment income and net realized gains on investments in NASL Series Trust are reinvested.

b. Realized gains and losses on the sale of investments are computed on the first-in, first-out basis.

                            Separate Account Two of
              The Manufacturers Life Insurance Company of America

                  Notes to Financial Statements -- (Continued)



2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
c.   Dividend income is recorded on the ex-dividend date.

d. Federal Income Taxes -- Manufacturers Life of America, the Separate Account's sponsor, is taxed as a "life insurance company" under the Internal Revenue Code. Under these provisions of the Code, the operations of the Separate Account form part of the sponsor's total operations and are not taxed separately.



The current year's operations of the Separate Account are not expected to affect the sponsor's tax liabilities and, accordingly, no charges were made against the Separate Account for federal, state and local taxes. However, in the future, should the sponsor incur significant tax liabilities related to the Separate Account's operations, it intends to make a charge or establish a provision within the Separate Account for such taxes.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   MORTALITY AND EXPENSE RISKS CHARGE

Manufacturers Life of America deducts from the assets of the Separate Account a daily charge equivalent to an annual rate of 1.0% of the average net value of the Separate Account's assets for mortality and expense risks.

4.   PURCHASES AND SALES OF NASL SERIES TRUST SHARES

Purchases and sales of the shares of common stock of NASL Series Trust for the year ended December 31, 1996 were $106,195,420 and $51,489,990, respectively and for the year ended December 31, 1995 were $66,126,070 and $37,679,041, respectively.

5.   RELATED PARTY TRANSACTIONS

ManEquity, Inc., a registered broker-dealer and indirect wholly-owned subsidiary of Manulife Financial, acts as the principal underwriter of the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. Registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. Registered representatives are compensated on a commission basis.

Manufacturers Life of America has a formal service agreement with its affiliate, Manulife Financial, which can be terminated by either party upon two months notice. Under this Agreement, Manufacturers Life of America pays for legal, actuarial, investment and certain other administrative services.

                       Consolidated Financial Statements


                        The Manufacturers Life Insurance
                               Company of America

                  Years Ended December 31, 1996, 1995 and 1994

                      With Report of Independent Auditors

CONTENTS


                                                                                             PAGE
                                                                                             ----
Report of Independent Auditors.............................................................   21
Audited Consolidated Financial Statements
Consolidated Balance Sheets................................................................   22
Consolidated Statements of Income..........................................................   23
Consolidated Statements of Changes in Capital and Surplus..................................   24
Consolidated Statements of Cash Flow.......................................................   25
Notes to Consolidated Financial Statements.................................................   26

                         Report of Independent Auditors

The Board of Directors
The Manufacturers Life Insurance Company of America

We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company of America as of December 31, 1996 and 1995, and the related consolidated statements of income, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company of America at December 31, 1996 and 1995, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.

As discussed in Note 2 to the financial statements, in 1996 the Company adopted certain accounting changes to conform with generally accepted accounting principles for mutual life insurance enterprises, and retroactively restated the 1995 and 1994 financial statements for the change.

                                                                            LOGO
                                                               ERNST & YOUNG LLP
Philadelphia, Pennsylvania
March 21, 1997

              The Manufacturers Life Insurance Company of America

                          Consolidated Balance Sheets

                                                                             AS AT DECEMBER 31
                                                                          -----------------------
                                                                            1996          1995
                                                                          -----------------------
                                                                                    ($ THOUSANDS)
ASSETS
Investments:
Securities available-for-sale, at fair value: (note 4)
  Fixed maturity (amortized cost: 1996 $50,456; 1995 $62,757)             $  51,708     $  66,968
  Equity (cost: 1996 $19,450; 1995 $22,441)                                  21,572        23,345
Mortgage loans                                                                  645         7,314
Policy loans                                                                  9,822         6,955
Cash and short-term investments                                              17,493        17,881
                                                                                       ----------
TOTAL INVESTMENTS                                                         $ 101,240     $ 122,463
                                                                                       ----------
Guaranteed annuity contracts (note 5)                                       171,691       155,335
Deferred acquisition costs (note 6)                                         102,610        78,829
Income taxes recoverable                                                     10,549         5,156
Deferred income taxes (note 7)                                                1,041         1,616
Other assets                                                                  7,378        11,010
Separate account assets                                                     668,094       480,405
                                                                                       ----------
Total Assets                                                              $1,062,603    $ 854,814
                                                                                       ==========
LIABILITIES, CAPITAL AND SURPLUS
Liabilities:
Policyholder Liabilities and accruals                                     $  91,915     $  86,129
Bonds payable (note 8)                                                      158,760       158,890
Surplus note (note 9)                                                         8,500         8,500
Due to affiliates                                                            11,122           463
Other liabilities                                                             7,582         9,907
Separate account liabilities                                                668,094       480,405
                                                                                       ----------
TOTAL LIABILITIES                                                         $ 945,973     $ 744,294
                                                                                       ==========
Capital and Surplus:
Common shares (note 10)                                                       4,502         4,502
Preferred shares (note 10)                                                   10,500        10,500
Contributed surplus                                                          98,569        83,569
Retained earnings                                                             1,726        10,133
Net unrealized gain on securities available-for-sale (note 4)                 1,333         1,816
                                                                                       ----------
TOTAL CAPITAL AND SURPLUS                                                   116,630       110,520
                                                                                       ----------
TOTAL LIABILITIES, CAPITAL AND SURPLUS                                    $1,062,603    $ 854,814
                                                                                       ==========

The accompanying notes are an integral part of these consolidated financial statements.

              The Manufacturers Life Insurance Company of America

                       Consolidated Statements of Income

                                                                   FOR THE YEARS ENDED DECEMBER 31
                                                                  ----------------------------------
                                                                    1996         1995         1994
                                                                  ----------------------------------
                                                                                       ($ THOUSANDS)
Revenue:
  Premiums                                                        $ 12,898     $ 15,293     $ 27,578
  Fee income                                                        40,434       24,986       18,259
  Net investment income (note 4)                                    19,651       18,729       17,691
  Realized investment gains (losses)                                  (119)       3,084       (3,567)
  Other                                                                668           82          361
                                                                                             -------
TOTAL REVENUE                                                       73,532       62,174       60,322
                                                                                             -------
Benefits and Expenses:
  Policyholder benefits and claims                                  14,473       16,905       28,768
  Operating costs and expenses                                      34,581       30,728       16,395
  Commissions                                                       10,431        5,859        8,923
  Amortization of deferred acquisition costs (note 6)               13,240        5,351        3,289
  Interest expense                                                  12,251       12,251       12,251
  Policyholder dividends                                               872        1,886          965
                                                                                             -------
Total Benefits and Expenses                                         85,848       72,980       70,591
                                                                                             -------
Loss Before Income Taxes                                           (12,316)     (10,806)     (10,269)
                                                                                             -------
Income Tax Benefit (Note 7)                                          3,909        3,960        3,543
                                                                                             -------
NET LOSS                                                          $ (8,407)    $ (6,846)    $ (6,726)
                                                                                             =======

The accompanying notes are an integral part of these consolidated financial statements.

              The Manufacturers Life Insurance Company of America

           Consolidated Statements of Changes in Capital and Surplus

                                                                                  NET UNREALIZED
                                                                                GAINS (LOSSES) ON        TOTAL
                                         CAPITAL     CONTRIBUTED    RETAINED        SECURITIES          CAPITAL
                                          STOCK        SURPLUS      EARNINGS    AVAILABLE-FOR-SALE    AND SURPLUS
                                          ---------------------------------------------------------------------
                                                                      ($ THOUSANDS)
For the Years Ended December 31
1996
Balance, January 1                       $ 15,002      $83,569      $ 10,133         $  1,816          $ 110,520
Net loss during the year                                              (8,407)                             (8,407)
Change in unrealized gain(loss), net of
  taxes (note 4)                                                                         (483)              (483)
Issuance of shares (note 10)                            15,000                                            15,000
                                                                                                          -------
Balance, December 31 (note 10)           $ 15,002      $98,569      $  1,726         $  1,333          $ 116,630
                                                                                                          -------
1995
Balance, January 1                       $ 15,002      $70,999      $ 16,979         $ (1,141)         $ 101,839
Net loss during the year                                              (6,846)                             (6,846)
Change in unrealized gain(loss), net of
  taxes (note 4)                                                                        2,957              2,957
Issuance of shares (note 10)                            12,570                                            12,570
                                                                                                          -------
Balance, December 31                     $ 15,002      $83,569      $ 10,133         $  1,816          $ 110,520
                                                                                                          -------
1994
Balance, January 1                       $ 35,002      $30,999      $  7,396         $ (1,592)         $  71,805
Cumulative effect of accounting change
  (note 2)                                                            16,309            1,353             17,662
Net loss during the year                                              (6,726)                             (6,726)
Change in unrealized gain(loss), net of
  taxes                                                                                  (902)              (902)
Capital restructuring of preferred
  shares                                  (20,000)      20,000                                                 0
Issuance of shares (note 10)                            20,000                                            20,000
                                                                                                          -------
Balance, December 31                     $ 15,002      $70,999      $ 16,979         $ (1,141)         $ 101,839
                                                                                                          =======

The accompanying notes are an integral part of these consolidated financial statements.

                    The Manufacturers Life Insurance Company

                     Consolidated Statements of Cash Flows


                                                                   FOR THE YEARS ENDED DECEMBER 31
                                                                 -----------------------------------
                                                                   1996          1995         1994
                                                                 -----------------------------------
                                                                                       ($ THOUSANDS)
OPERATING ACTIVITIES:
Net Loss                                                         $  (8,407)    $ (6,846)    $ (6,726)
Adjustments to reconcile net loss to net cash used in
  operating activities:
  Additions to Policy liabilities                                    3,287        7,329       27,338
  Deferred acquisition costs                                       (36,024)     (28,147)     (31,125)
  Amortization of deferred acquisition costs                        13,240        5,351        3,289
  Realized gain (losses) on investments                                119       (3,084)       3,567
  Decreases (additions) to deferred income taxes                       473        1,168       (4,001)
  Other                                                              6,844       (5,336)      17,673
                                                                                          ----------
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES                (20,468)     (29,565)      10,015
                                                                                          ----------
INVESTING ACTIVITIES:
Fixed maturity securities sold                                     120,234       67,507       43,176
Fixed maturity securities purchased                               (108,401)     (76,402)     (72,819)
Equities sold                                                       25,505        6,500       30,011
Equities purchased                                                 (22,203)      (1,726)     (18,245)
Mortgages purchased                                                 --            --           --
Mortgages sold/principal repayments                                  6,669       77,086       22,656
Policy loans advanced, net                                          (2,867)      (2,461)      (1,471)
Guaranteed annuity contracts                                       (16,356)     (79,710)     (36,236)
                                                                                          ----------
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                      2,581       (9,206)     (32,928)
                                                                                          ----------
FINANCING ACTIVITIES:
Receipts from variable life and annuity policies credited to
  policyholder account balances                                      5,493        9,017       10,533
Withdrawals of policyholder account balances on variable life
  and annuity policies                                              (2,994)      (3,173)      (1,284)
Issuance of shares                                                  15,000       12,570       20,000
Issuance of surplus notes                                           --            8,500        --
                                                                                          ----------
CASH PROVIDED BY FINANCING ACTIVITIES                               17,499       26,914       29,249
                                                                                          ----------
CASH AND SHORT-TERM INVESTMENTS:
Increase (decrease) during the year                                   (388)     (11,857)       6,336
Balance, beginning of year                                          17,881       29,738       23,402
                                                                                          ----------
BALANCE, END OF YEAR                                             $  17,493     $ 17,881     $ 29,738
                                                                                          ==========


The accompanying notes are an integral part of these consolidated financial statements.

              The Manufacturers Life Insurance Company of America

                   Notes to Consolidated Financial Statements
                               December 31, 1996
                           (In Thousands of Dollars)

1.   ORGANIZATION

The Manufacturers Life Insurance Company of America ("ManAmerica" or the "Company") is a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA" or the "Parent"), which is in turn a wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a Canadian-based mutual life insurance company. The Company markets variable annuity and variable life products in the United States and traditional insurance products in Taiwan.

2.   BASIS OF PRESENTATION

A)  ADOPTION OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

The accompanying consolidated financial statements of The Manufacturers Life Insurance Company of America and its wholly-owned subsidiaries have been prepared in accordance with generally accepted accounting principles ("GAAP").

Prior to 1996, the Company prepared its financial statements in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Michigan which practices were considered GAAP for mutual life insurance companies and their wholly-owned direct and indirect subsidiaries. Financial Accounting Standard Board Interpretation 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises" ("FIN 40") as amended, which is effective for 1996 annual financial statements and thereafter, no longer permits statutory based financial statements to be described as being prepared in conformity with GAAP. Accordingly, the Company has adopted GAAP including Statement of Financial Accounting Standards 120 ("FAS 120"), "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long Duration Participating Contracts", which addresses the accounting for long-duration insurance and reinsurance contracts, including all participating business.

Pursuant to the requirements of FIN 40 and FAS 120, the effect of the changes in accounting have been applied retroactively and the previously issued 1995 and 1994 financial statements have been restated for the change. The effect of the changes applicable to years prior to January 1, 1994 has been presented as a restatement of surplus as of that date. As a result, surplus at January 1, 1994 increased by $17,662 net of applicable deferred taxes.

The adoption had the effect of increasing net income for 1996, 1995 and 1994 by approximately $7,554, $6,859 and $12,934, respectively.

B)  REORGANIZATION

On December 20, 1995, Manulife Reinsurance Corporation (U.S.A) ("MRC") transferred to the Company all of the common and preferred shares of Manufacturers Advisor Corporation ("MAC"), an investment fund management company.

On December 31, 1996, ManUSA transferred to the Company all of the common and preferred shares of Manulife Holding Corporation ("Holdco"), an investment holding company. Holdco has primarily two wholly-owned subsidiaries, ManEquity Inc., a registered broker/dealer, and the Manufacturers Life Mortgage Securities Corporation ("MLMSC"), an issuer of mortgage-backed US Dollar bonds. The Company then transferred all the common and preferred shares of MAC to Holdco for two shares of $1 common stock of Holdco.

These transfers have been accounted for using the pooling-of-interests method of accounting. Under this method, the assets, liabilities, capital and surplus, revenues and expenses of each separate entity are combined retroactively at their historical carrying values to form the financial statements of the Company for all periods presented to give effect to the reorganization as if the structure in place at December 31, 1996 had been in place as of the earliest

              The Manufacturers Life Insurance Company of America

2.   BASIS OF PRESENTATION -- (CONTINUED)
period presented in these consolidated financial statements. The accounts of all subsidiary companies are therefore combined and all significant inter-company balances and transactions are eliminated on combination. In addition, the capital and surplus of the Company has been restated retroactively to January 1, 1994 to reflect the capital structure in place at December 31, 1996.

The revenues and net income reported by the separate entities and the combined amounts presented in the accompanying consolidated financial statements are as follows:

                                                                     FOR THE YEARS ENDED DECEMBER 31
                                                                     -------------------------------
                                                                      1996        1995        1994
                                                                     -------------------------------
                                                                                       ($ THOUSANDS)
Revenue:
ManAmerica                                                           $54,404     $45,655     $44,432
Holdco                                                                15,543      13,828      14,087
MAC                                                                    3,585       2,691       1,803
                                                                     -------------------------------
TOTAL REVENUE                                                        $73,532     $62,174     $60,322
                                                                     ===============================
Net Income (loss):
ManAmerica                                                           $(8,676)    $(7,402)    $(7,221)
Holdco                                                                  (670)        (10)        257
MAC                                                                      939         566         238
                                                                     -------------------------------
TOTAL NET LOSS                                                       $(8,407)    $(6,846)    $(6,726)
                                                                     ===============================

3.   SIGNIFICANT ACCOUNTING POLICIES

A)  PREPARATION OF FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

B)  INVESTMENTS

The Company classifies all of its fixed maturity and equity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific identification method. Changes in the fair value of securities available-for-sale are reflected directly in surplus after adjustments for deferred taxes and DAC. Discounts and premiums on investments are amortized using the effective interest method.

Mortgage loans are reported at amortized cost, net of a provision for losses. The provision for losses is established for mortgage loans which are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

Policy loans are reported at aggregate unpaid balances which approximate fair value.

Short-term investments include investments with maturities of less than one year at the date of acquisition.

C) DEFERRED ACQUISITION COSTS (DAC)

Commissions and other expenses which vary with and are primarily related to the production of new business are deferred to the extent recoverable and included as an asset. DAC associated with variable annuity and variable life

              The Manufacturers Life Insurance Company of America

3. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED) insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional life insurance policies is charged to expense over the premium paying period of the related policies. DAC is adjusted for the impact on estimated future gross profits assuming the unrealized gains or losses on securities had been realized at year-end. The impact of any such adjustments is included in net unrealized gains (losses) in Capital and Surplus. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, it is immediately expensed.

D) POLICYHOLDER LIABILITIES

For variable annuity and variable life contracts reserves equal the policyholder account value. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges and administrative expenses charged to the policyholders. Policy charges which compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

Policyholder liabilities for traditional life insurance policies sold in Taiwan are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expense and interest rate yields that were established in the year of issue.

E)  SEPARATE ACCOUNTS

Separate account assets and liabilities represent funds that are separately administered, principally for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements.

F)  REVENUE RECOGNITION

Fee income from variable annuity and variable life insurance policies consists of policy charges for the cost of insurance, expenses and surrender charges that have been assessed against the policy account balances. Policy charges that are designed to compensate the company for future services are deferred and recognized in income over the period benefited, using the same assumptions used to amortize DAC. Premiums on long-duration life insurance contracts are recognized as revenue when due. Investment income is recorded when due.

G) EXPENSES

Expenses for variable annuity and variable life insurance policies include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances.

H) REINSURANCE

The Company is routinely involved in reinsurance transactions in order to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance and modified co-insurance. Reinsurance premiums and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and claims are reported net of reinsured amounts. Amounts paid with respect to ceded reinsurance contracts are reported as reinsurance receivables in other assets.

              The Manufacturers Life Insurance Company of America

3.   SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)
I)  FOREIGN EXCHANGE

The Company's Taiwanese branch balance sheet and statement of income are translated at the current exchange and average exchange rates for the year respectively. Translation adjustments for foreign currency transactions that affect cash flows are reported in earnings.

J)  INCOME TAX

Income taxes have been provided for in accordance with Statement of Financial Accounting Standards 109 ("FAS 109") "Accounting for Income Taxes." The Company joins ManUSA, MRC and Manulife Reinsurance Limited ("MRL") in filing a U.S. consolidated income tax return as a life insurance group under provisions of the Internal Revenue Code. In accordance with an income tax sharing agreement, the Company's income tax provision (or benefit) is computed as if the Company filed a separate income tax return. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable to the Company, provided the consolidated group utilizes such benefits currently. Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. Income taxes recoverable represents amounts due from ManUSA in connection with the consolidated return.

4.   INVESTMENTS AND INVESTMENT INCOME

A)  FIXED MATURITY AND EQUITY SECURITIES

At December 31, 1996, all fixed maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:

                                                                                               GROSS
                                                                          GROSS             UNREALIZED
                                              AMORTIZED COST        UNREALIZED GAINS          LOSSES              FAIR VALUE
                                            -------------------     -----------------     ---------------     -------------------
           AS AT DECEMBER 31,                1996        1995        1996       1995      1996      1995       1996        1995
            ----------------                     ---------------------------------------------------------------------------
                                                                                                                    ($ THOUSANDS)
FIXED MATURITY SECURITIES:
U.S. government                             $ 9,219     $15,145     $  386     $  690     $ (98)    $ (98)    $ 9,507     $15,737
Foreign governments                           9,227       6,071        221        219        (8)     --         9,440       6,290
Corporate                                    32,010      32,018        981      3,147      (230)      (13)     32,761      35,152
Mortgage backed                               --          9,523       --          272      --          (6)      --          9,789
                                                                                                                          -------
Total fixed maturity securities             $50,456     $62,757     $1,588     $4,328     $(336)    $(117)    $51,708     $66,968
Equity securities                           $19,450     $22,441     $2,134     $  923     $ (12)    $ (19)    $21,572     $23,345
                                                                                                                          =======

Proceeds from sales of fixed maturity securities during 1996 were $120,234 (1995 $67,507; 1994 $43,176). Gross gains of $1,858 and gross losses of $1,837 were realized on those sales (1995 $2,630 and $218; 1994 $168 and $1,007 respectively).

Proceeds from sale of equity securities during 1996 were $26,584 (1995 $6,500; 1994 $30,011). Gross gains of $NIL and gross losses of $140 were realized on those sales (1995 $785 and $113; 1994 $48 and $2,776 respectively).

              The Manufacturers Life Insurance Company of America

4.   INVESTMENTS AND INVESTMENT INCOME -- (CONTINUED)
The contractual maturities of fixed maturity securities at December 31, 1996 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.


                                                                          AMORTIZED COST     FAIR VALUE
                                                                           ---------------------------
                                                                                  ($ THOUSANDS)
Fixed maturity securities, including mortgage-backed securities
One year or less                                                             $  3,315         $  3,367
Greater than 1; up to 5 years                                                   2,568            2,658
Greater than 5; up to 10 years                                                 19,539           19,959
Due after 10 years                                                             24,993           25,724
                                                                            ---------------------------
Total fixed maturity securities                                              $ 50,415         $ 51,708
                                                                            ===========================


UNREALIZED GAINS (LOSSES) ON SECURITIES AVAILABLE-FOR-SALE

Net unrealized gains (losses) on fixed maturity and equity securities included in capital and surplus were as follows:

                                                                                AS AT DECEMBER 31
                                                                               -------------------
                                                                                1996        1995
                                                                               -------------------
                                                                                     ($ THOUSANDS)
Gross unrealized gains                                                         $ 3,722     $ 5,251
Gross unrealized losses                                                           (348)       (136)
DAC and other fair value adjustments                                            (1,321)     (2,317)
Deferred income taxes                                                             (720)       (982)
                                                                                           -------
Net unrealized gains (losses) on securities available-for-sale                 $ 1,333     $ 1,816
                                                                                           =======

B)  INVESTMENT INCOME

Income by type of investment was as follows:

                                                                     FOR THE YEARS ENDED DECEMBER 31
                                                                     -------------------------------
                                                                      1996        1995        1994
                                                                     -------------------------------
                                                                              ($ THOUSANDS)
Fixed maturity securities                                            $ 4,447     $ 4,430     $ 1,712
Mortgage loans                                                           278       3,076       8,844
Equity securities                                                        671         646       1,245
Guaranteed annuity contracts                                          13,196       9,691       5,040
Other investments                                                      1,419       1,235         957
                                                                                             -------
Gross investment income                                               20,011      19,078      17,798
                                                                                             -------
Investment expenses                                                      360         349         107
                                                                                             -------
Net Investment Income                                                $19,651     $18,729     $17,691
                                                                                             =======

              The Manufacturers Life Insurance Company of America

5.   GUARANTEED ANNUITY CONTRACTS

The Company's wholly-owned subsidiary, MLMSC, invests amounts received as repayments of mortgage loans in annuities issued by ManUSA. These annuities are collateral for the 8 1/4% mortgage-backed bonds payable disclosed in note 8 below.

6.   DEFERRED ACQUISITION COSTS

The components of the change in DAC were as follows:

                                                                    FOR THE YEARS ENDED DECEMBER 31
                                                                   ---------------------------------
                                                                     1996         1995        1994
                                                                   ---------------------------------
                                                                                       ($ THOUSANDS)
Balance at January 1,                                              $ 78,829     $ 60,124     $30,887
Capitalization                                                       36,024       28,147      31,125
Accretion of interest                                                 6,344        4,992       3,351
Amortization                                                        (19,159)     (10,852)     (6,295)
Effect of net unrealized gains (losses) on securities available
  for sale                                                              996       (4,091)      1,401
Other                                                                  (424)         509        (345)
                                                                                            --------
Balance at December 31                                             $102,610     $ 78,829     $60,124
                                                                                            ========

7.   INCOME TAXES

Components of income tax benefit were as follows:

                                                                     FOR THE YEARS ENDED DECEMBER 31
                                                                     -------------------------------
                                                                      1996        1995        1994
                                                                     -------------------------------
                                                                                       ($ THOUSANDS)
Current expense (benefit)                                            $(4,686)    $(5,128)    $   458
Deferred expense (benefit)                                               777       1,168      (4,001)
                                                                                             -------
Total Benefit                                                        $(3,909)    $(3,960)    $(3,543)
                                                                                             =======

              The Manufacturers Life Insurance Company of America

The Company's deferred income tax asset, which results from tax effecting the differences between financial statement values and tax values of assets and liabilities at each balance sheet date, relates to the following:


                                                                                AS AT DECEMBER 31
                                                                               -------------------
                                                                                1996        1995
                                                                               -------------------
                                                                                  ($ THOUSANDS)
Deferred tax assets:
  Differences in computing policy reserves                                     $28,508     $22,503
  Policyholder dividends payable                                                   283         411
  Other deferred tax assets                                                      --            402
  Net operating loss carryforwards                                               --          1,061
                                                                               -------------------
Deferred tax assets                                                             28,791      24,377
Deferred tax liabilities:
  Deferred acquisition costs                                                    25,522      19,398
  Investments                                                                      928       1,737
  Other deferred tax liabilities                                                 1,300       1,626
                                                                               -------------------
Gross deferred tax liabilities                                                  27,750      22,761
                                                                               -------------------
Net deferred tax assets                                                        $ 1,041     $ 1,616
                                                                                 =================


The Company and its US insurance affiliates have available capital loss carryforwards of $83,500 which will expire in 1999.

8.   BONDS PAYABLE

Bonds payable represent 8 1/4% Mortgage-backed US Dollar Bonds due March 1, 1997 which are collateralized by annuities disclosed in note 5 above. The bonds were repaid on March 1, 1997.

9.   SURPLUS NOTE

The Company has an outstanding surplus debenture in the amount of $8,500 plus interest at 6.7% issued on December 31, 1995 to ManUSA which matures on December 31, 2005. Payments of principal and interest cannot be made without prior approval of the Insurance Commissioner of the State of Michigan and the Company's Board of Directors, and to the extent the Company has sufficient unassigned surplus on a statutory basis available for such payment.

10. CAPITAL AND SURPLUS

The Company has two classes of capital stock, as follows:

                                                                            AS AT DECEMBER 31
                                                                        -------------------------
                                                                           1996           1995
                                                                        -------------------------
                                                                                    ($ THOUSANDS)
AUTHORIZED:
5,000,000 Common shares, Par value $1.00
5,000,000 Preferred shares, Par value $100.00
ISSUED AND OUTSTANDING:
4,501,860 Common shares                                                 $4,501,860     $4,501,859
  105,000 Preferred shares                                              10,500,000     10,500,000
                                                                        -------------------------
Total                                                                   $15,001,860    $15,001,859
                                                                        =========================

              The Manufacturers Life Insurance Company of America

10. CAPITAL AND SURPLUS -- (CONTINUED)
During the year, the Company issued one common share to its Parent Company in return for a capital contribution of $15,000.

During 1995, the Company issued two common shares to its Parent Company in return for a capital contribution of $12,570.

During 1994, the Company issued one common share to its Parent Company in return for a capital contribution of $20,000.

The Company is subject to statutory limitations on the payment of dividends to its Parent. Under Michigan Insurance Law, the payment of dividends to shareholders is restricted to the surplus earnings of the Company, unless prior approval is obtained from the Michigan Insurance Bureau.

The aggregate statutory capital and surplus of the Company at December 31, 1996 was $76,202 (1995 $56,298). The aggregate statutory net loss of the Company for the year ended 1996 was $15,961 (1995 $13,705; 1994 $19,660). State regulatory authorities prescribe statutory accounting practices that differ in certain respects from generally accepted accounting principles followed by stock life insurance companies. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, non-admitted asset balances and reserve calculation assumptions.

11. FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values and the estimated fair values of certain of the Company's financial instruments at December 31, 1996 were as follows:

                                                                           CARRYING VALUE     FAIR VALUE
                                                                            ---------------------------
                                                                                           ($ THOUSANDS)
ASSETS:
Fixed maturity and equity securities                                          $ 73,280         $  73,280
Mortgage loans                                                                     645               645
Policy loans                                                                     9,822             9,822
Guaranteed annuity contract                                                    171,691           171,691
LIABILITIES:
Bond payable                                                                   158,760           158,760
Surplus note                                                                     8,500             8,266

The following methods and assumptions were used to estimate the fair values of the above financial instruments:

FIXED MATURITY AND EQUITY SECURITIES: Fair values of fixed maturity and equity securities were based on quoted market prices, where available. Fair values were estimated using values obtained from independent pricing services.

MORTGAGE LOANS: Fair value of mortgage loans was estimated using discounted cash flows using contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges, adjusted for risk, based on property type.

POLICY LOANS:  Carrying values approximate fair values.

GUARANTEED ANNUITY CONTRACT.  Carrying values approximate fair values.

BOND PAYABLE:  Carrying values approximate fair values.

SURPLUS NOTE: Fair value was estimated using current interest rates that were based on U.S. Treasuries for similar maturity ranges.

              The Manufacturers Life Insurance Company of America

12. RELATED PARTY TRANSACTIONS

The Company has a formal service agreement with Manulife Financial which can be terminated by either party upon two months' notice. Under the Agreement, the Company will pay direct operating expenses incurred each year by Manulife Financial on its behalf. Services provided under the agreement include legal, actuarial, investment, data processing and certain other administrative services. Costs incurred under this agreement were $26,982, $23,210 and $21,326 in 1996, 1995 and 1994 respectively. In addition, there were $6,934, $5,052 and $7,795 of agents bonuses allocated to the Company during 1996, 1995 and 1994, respectively, which are included in commissions.

The Company has several reinsurance agreements with affiliated companies which may be terminated upon the specified notice by either party. These agreements are summarized as follows:

(a) The Company assumes two blocks of insurance from ManUSA under coinsurance treaties. The Company's risk is limited to $100,000 of initial face amount per claim plus a pro-rata share of any increase in face amount.

(b) The Company cedes the risk in excess of $25,000 per life to MRC under the terms of an automatic reinsurance agreement

(c) The Company cedes a substantial portion of its risk on its Flexible Premium Variable Life policies to MRC under the terms of a stop loss reinsurance agreement.

Selected amounts relating to the above treaties reflected in the financial statements are as follows:

                                                                    FOR THE YEARS ENDED DECEMBER 31
                                                                   ---------------------------------
                                                                     1996         1995        1994
                                                                   ---------------------------------
                                                                                       ($ THOUSANDS)
Life and annuity premiums assumed                                  $    676     $  5,959     $25,386
Policy reserves assumed                                              44,497       47,386      47,673
Policy reserves ceded                                                   304        3,838       3,806
                                                                   ---------------------------------

The Company markets variable life insurance and variable annuity products through Separate Accounts which use NASL Series Trust as its investment vehicle. The NASL Series Trust is an entity sponsored by an affiliated company, North American Security Life Insurance Company.

13. REINSURANCE

In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

The effects of reinsurance on premiums were as follows:

                                                                       FOR THE YEARS ENDED DECEMBER
                                                                                    31
                                                                       -----------------------------
                                                                        1996        1995       1994
                                                                       -----------------------------
                                                                                       ($ THOUSANDS)
Direct premiums                                                        $12,998     $9,809     $2,380
Reinsurance assumed                                                      --          --         --
Reinsurance ceded                                                          776        475        188
                                                                       -----------------------------
Total Premiums                                                         $12,222     $9,334     $2,192
                                                                       =============================

Reinsurance recoveries on ceded reinsurance contracts were $357, $170 and $57 during 1996, 1995 and 1994 respectively.

              The Manufacturers Life Insurance Company of America

14. FOREIGN OPERATIONS

The Company markets traditional life insurance products in Taiwan through its Taiwanese Branch. The carrying amount of net assets located in Taiwan as at December 31, 1996 and 1995 was $15,080 and $1,125 respectively. The income
(loss) before taxes related to the Taiwan and U.S. business was as follows:

                                                                    FOR THE YEARS ENDED DECEMBER 31
                                                                    --------------------------------
                                                                      1996        1995        1994
                                                                    --------------------------------
                                                                                       ($ THOUSANDS)
Taiwan                                                              $(17,530)    $(9,332)    $(3,763)
U.S.                                                                   9,123       2,486      (2,963)
                                                                    --------------------------------
Total                                                               $ (8,407)    $(6,846)    $(6,726)
                                                                    ================================

15. CONTINGENCIES

The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

                                     PART C

                             ADDITIONAL INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial Statements.

        Reports of Independent Auditors for Registrant and Depositor for Financial Statements of The Manufacturers Life Insurance Company of America Separate Account Two for the year ended December 31, 1996 and financial statements of The Manufacturers Life Insurance Company of America for the year ended December 31, 1996. (Part B of Registration Statement.)

(b) Exhibits, including those previously filed and incorporated herein by reference.


(1) Copy of resolution establishing Separate Account Two, previously filed as Exhibit A(1) to the registration statement on Form S-6 of Separate Account One of The Manufacturers Life Insurance Company of America (File No. 2-88607), December 23, 1983.

(3)(a) Distribution Agreement between The Manufacturers Life Insurance Company of America and ManEquity, Inc., previously filed as Exhibit
             (3)(a) to Pre-Effective Amendment No. 1, September 4, 1987.

(3)(a)(i) Distribution Agreement between The Manufacturers Life Insurance Company of America and Delta Financial Associates, Inc., previously filed as Exhibit (3)(a)(i) to Post-Effective Amendment No. 14, February 28, 1995.

(3)(b)(i) Specimen Agreement between ManEquity, Inc. and registered representatives, previously filed as Exhibit (3)(b)(i) to Post-Effective Amendment No. 6, February 28, 1992.

(3)(b)(ii) Specimen Agreement between ManEquity, Inc. and dealers, previously filed as Exhibit (3)(b)(ii) to Post-Effective Amendment No. 8, February 26, 1993.

(4)(a) Form of Multi-Account Flexible Variable Annuity Policy, previously filed as Exhibit (4)(a) to Pre-Effective Amendment No. 1 September 4, 1987.

(4)(b)(i) Qualified Pension Plan Rider, previously filed as Exhibit (4)(b)(i) to Registrant's registration statement on Form S-6, May 13, 1987.

(4)(b)(ii)   Qualified Profit Sharing Plan Rider, previously filed as Exhibit
             (4)(b)(ii) to Registrant's registration statement on From S-6, May 22, 1987.

(4)(b)(iii)  Individual Retirement Annuity Rider, previously filed as Exhibit
             (4)(b)(iii) to Registrant's registration statement on Form S-6, May 22, 1987.

(4)(b)(iv) Tax Sheltered Annuity Rider, Form No.419-24US, previously filed as Exhibit (4)(b)(vi) to Registrant's registration statement on Form S-6, May 22, 1987.

(4)(b)(v) Tax Sheltered Annuity Rider, Form No.419-25US, previously filed as Exhibit (4)(b)(vii) to Registrant's registration statement on Form S-6, May 22, 1987.

(4)(b)(vi) Unisex Endorsement, previously filed as Exhibit (4)(b)(viii) to Registrant's registration statement on Form S-6, May 22, 1987.

(4)(b)(vii) Endorsement to Policy re Redomestication, previously filed as Exhibit (4)(b)(vii) to Post-Effective Amendment No. 8, February 26, 1993.

(5) Form of Application for the Policy, previously filed as Exhibit (5) to Post-Effective Amendment No. 4, May 1, 1990.


(6)(a) Restated Articles of Redomestication of The Manufacturers Life Insurance Company of America. Incorporated by reference to Exhibit 3(a)(i) to Post-Effective Amendment No. 6 to the Registration Statement on Form S-1 filed by The Manufacturers Life Insurance Company of America on December 9, 1996 (File No. 33-57020).**



(6)(b) By-Laws of The Manufacturers Life Insurance Company of America. Incorporated by reference to Exhibit 3(b)(i) to Post-Effective Amendment No. 6 to the Registration Statement on Form S-1 filed by The Manufacturers Life Insurance Company of America on December 9, 1996 (File No. 33-57020).**


(7) Reinsurance Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company of America, previously filed as Exhibit (7) to the Pre-Effective Amendment No. 1 September 4, 1987.

(8)(i) Service Agreement between The Manufacturers Life Insurance Company of America and The Manufacturers Life Insurance Company, previously filed as Exhibit 1.A(8)(a) to Post-Effective Amendment No. 7 of Separate Account One of The Manufacturers Life Insurance Company of America (File No. 2-88607), March 2, 1989.

(8)(i)(a) Amendment to Service Agreement, previously filed as Exhibit 1.A(8)(a) to Post-Effective Amendment No. 10, March 1, 1994.

(8)(i)(b) Amendments to Service Agreement: May 31, 1993 and June 30, 1993. Previously filed as Exhibit 1.A(8)(b) to Post-Effective Amendment No. 8, February 26, 1993.

** Filed electronically

(8)(ii) Service Agreement between The Manufacturers Life Insurance Company and ManEquity, Inc. dated January 2, 1991 as amended March 1, 1994. Previously filed as Exhibit 1.A(8)(ii) to Post Effective Amendment No. 12, April 26, 1994.


(9)(a) Opinion and consent of James D. Gallagher, Esq., General Counsel of The Manufacturers Life Insurance Company of America. Previously filed as Exhibit (9)(a) to the Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 filed by The Manufacturers Life Insurance Company of America on December 18, 1996.**

(9)(b)       Consent of Ernst & Young LLP.

(9)(c)       Consent of Jones & Blouch L.L.P.

(11)         No Financial Statements omitted from Item 23.

(12) Power of Attorney. Incorporated by reference to Exhibit 12 to Post Effective Amendment No. 10 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on February 28, 1997 (File No. 33-52310)**

(16) Performance Computation Schedule. Previously filed as Exhibit (16) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 filed by the Manufacturers Life Insurance Company of America on April 26, 1996.**

(27)         Financial Data Schedules.

             ** filed electronically

     Item 25.  Directors and Officers of the Depositor.

     The names and positions of each of the officers and directors of The Manufacturers Life Insurance Company of America are set forth in Part B of this registration statement under the caption "Who Are the Directors and Officers of Manufacturers Life of America"?. The business address of John Richardson, Donald Guloien, Joseph Pietroski, Bruce Gordon, John Ostler, Joseph Mounsey, Victor Apps, Robert Cook and Douglas Myers is 200 Bloor Street, East, Toronto,
Ontario, Canada  M4W 1E5.   The business address of Sandra M. Cotter is 800
Michigan National Tower, Lansing, Michigan 48933. The business address of James Gallagher and Theodore Kilkuskie is 73 Tremont Street, Boston, MA 02108-3915.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.


THE MANUFACTURERS LIFE INSURANCE COMPANY
(Subsidiaries Organization Chart
- including certain Significant Investments)

The Manufacturers Life Insurance Company (Canada)

1.   ManuLife Holdings (Hong Kong) Limited - H.K. (100%)

2.   ManuLife Financial Systems (Hong Kong) Limited - H.K. (100%)

3.   P.T. Asuransi Jiwa Dharmala Manulife - Indonesia (51%)

4.   WT (SW) Properties Ltd. - U.K. (100%)

5.   OUB Manulife Pte. Ltd. - Singapore (50%)

6.   Manulife (Malaysia) SDN. BHD. - Malaysia (100%)

7.   Manulife (Thailand) Ltd. - Thailand (100%)

8.   Young Poong Manulife Insurance Company - Korea (50%)

9.   Ennal, Inc. - Ohio (100%)

10.  First North American Realty, Inc. - Minnesota (100%)

11.  NAL Resources Limited - Alberta (100%)
     (a) Nottingham Gas Limited - Saskatchewan (31%)

12.  Nottingham Gas Limited - Saskatchewan (31%)

13.  484551 Ontario Limited - Ontario (100%)
     (a) 911164 Ontario Limited - Ontario (100%)

14.  Peel-de Maisonneuve Investments Ltd. - Canada (50%)
     (a) 2932121 Canada Inc. - Canada (100%)

15.  Balmoral Developments Inc. - Canada (100%)

16.  KY Holding Corporation - Canada (100%)

17.  165351 Canada Limited - Canada (100%)

18.  172846 Canada Limited - Canada (100%)

19.  576986 Ontario Inc. - Ontario (100%)

20.  Cantay Holdings Inc. - Ontario (100%)

21.  Manufacturers Life Capital Corporation Inc. - Canada (100%)

22.  Elliott & Page Asset Management Ltd. - Canada (100%)

23.  495603 Ontario Limited - Ontario (100%)

24.  994744 Ontario Inc. - Ontario (100%)

25.  The North American Group Inc. - Ontario (100%)

26.  Manulife Investment Management Corporation - Canada (100%)
     (a)  159139 Canada Inc. - Canada (50%)
          i.   Altamira Management Ltd. - Canada (60.96%)
               A.   ACI2 Limited - Cayman (100%)
             a/  Regent Pacific Group Limited-Cayman (63.8%)
                 a.1 Manulife Regent Investment Corporation -
                       Barbados (100%) [50% by Regent Pacific Group Limited
                            and 50% by Manulife Data Services Inc.]
                 b.1 Manulife Regent Investment Asia Limited -
                       Hong Kong (100%)

         B. Altamira Financial Services Inc. - Ontario (100%) a/ AIS Securities (Partnership) - Ontario (100%) [5% by
                       Altamira Financial Services, Inc. and 95% by
                       Altamira Investment Services Inc.]
             b/  Altamira Investment Services Inc. - Ontario (100%)
                 (a) AIS Securities (Partnership) - Ontario (100%)[95%
                      by Altamira Investment Services Inc. and 5% by Altamira Financial Services Inc.]
                 (b) Altamira (Alberta) Ltd. - Alberta (100%)
                 (c) Capital Growth Financial Services Inc. -
                      Ontario (100%)

27. Manulife International Investment Management Limited - U.K. (100%)
    (a) Manulife International Fund Management Limited - U.K. (100%)

28. Manulife (International) Limited - Bermuda (100%)
    (a) The Manufacturers (Pacific Asia) Insurance Company Limited
        - Hong Kong (100%)
    (b) Newtime Consultants Limited - Hong Kong (100%)

29. Manulife Data Services Inc.- Barbados (100%)
    (a) Manulife Regent Investment Corporation - Barbados - (100%) [50% by Manulife Data Services Inc. and 50% by Regent
                 Pacific Group Limited]
    (b) Manulife Regent Investment Asia Limited - Hong Kong (100%)

30. FNA Financial Inc. - Canada (100%)
    (a) NAL Trustco Inc. - Ontario (100%)
    (b) First North America Insurance Company - Canada (100%)
    (c) Elliott & Page Limited - Ontario (100%)
    (d) Seamark Asset Management Ltd. - Canada (69.175%)
    (e) NAL Resources Management Limited - Canada (100%)
        (i) NAL Energy Inc. - Alberta (100%)

31. ManuCab Ltd. - Canada (100%)
    (a) Plazcab Service Limited - Canada (100%)

32. Townvest Inc. - Ontario (100%)

33.  Manulife Reinsurance Corporation (U.S.A.) - Michigan (100%)
     (a) The Manufacturers Life Insurance Company (U.S.A.) - Michigan (100%)
     (b) Manulife Holding Corporation - Delaware (100%)
         i.   Manufacturers Life Mortgage Securities
                 Corporation - Delaware (100%)
         ii.  Manulife Property Management of Washington, D.C., Inc.
                 - Washington D.C. (100%)
         iii. Capital Design Corporation - California - (100%)
         iv.  ManEquity, Inc. - Colorado (100%)
         v.   Manulife Service Corporation - Colorado (100%)
         vi.  Succession Planning International Inc. - Wisconsin (100%)
     (c) The Manufacturers Life Insurance Company of America - Michigan (100%)
         i.   Manulife Series Fund, Inc. - Maryland (100%)
         ii.  Manufacturers Adviser Corporation - Colorado (100%)
     (d) Manulife Reinsurance Limited - Bermuda (100%)

34.  The Manufacturers Investment Corporation - Michigan (100%)

35.  Capitol Bankers Life Insurance Company - Minnesota (100%)

36.  NAWL (North American Wood Logan Holding Company) - Delaware (85%)
     (a) Wood Logan Associates Inc. - Connecticut (100%)
         (i) Wood Logan Distributors - Connecticut (100%)
     (b) North American Security Life Insurance Company - Delaware (100%)
         (i) NASL Financial Services, Inc. - Massachusetts (100%)
         (ii) First North American Life Assurance Company - New York (100%)

37.  Manulife (International) Reinsurance Limited - Bermuda (100%)
     (a) Manulife (International) P&C Limited - Bermuda (100%)
     (b) Manufacturers P&C Limited - Barbados (100%)

38.  Manulife Financial Holdings Limited - Ontario (100%)
     (a) 742166 Ontario Inc. - Ontario (100%)
     (b) Family Realty Firstcorp Limited - Ontario (100%)
     (c) Thos. N. Shea Investment Corporation Limited - Ontario (100%)
     (d) Manulife Bank of Canada - Canada (100%)
         i.   Manulife Securities International Ltd. - Canada (100%)


Item 27.   Number of Policyowners
           There were 5,160 Policies participating in Separate Account Two at March 31, 1997.

Item 28.   Indemnification of Directors and Officers

           Article XV of the By-Laws of The Manufacturers Life Insurance Company of America provides for indemnification of directors and officers as follows:

     "Article XV."

     1. The Company may indemnify any person who is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal or administrative (other than by or in the right of the Company), by reason of the fact that he;

          (a)  is or was a director, officer or employee of the Company, or

          (b) is or was serving at the request of the Company as a director, officer, employee, or trustee of another corporation, partnership, joint venture, trust or other enterprise, against all expenses (including solicitors' and attorneys' fees), judgments, fines and amounts paid in settlement, actually and reasonably incurred by him in connection with such action, suit or proceeding, if he acted honestly and in good faith and with a view to the best interests of the Company, and, in the case of any criminal or administrative action or proceeding, he had reasonable grounds for believing that his conduct was lawful. The termination of any action, suit or proceeding by judgment, order, settlement or conviction shall not of itself create a presumption that the person did not act honestly and in good faith with a view to the best interest of the Company and, with respect to any criminal action or proceeding, that he did not have reasonable grounds for believing that his conduct was lawful.

     2. The Company shall in any event indemnify a person referred to in paragraph 1 hereof who has been substantially successful in the defence of any such action, suit or proceeding against all expenses (including solicitors' and attorneys' fees) reasonably incurred by him in connection with the action, suit or proceeding.

     3. The indemnification provided by this By-Law shall be continuing and enure to the benefit of the heirs, executors, and administrators of any person referred to in paragraph 1 hereof.

     4. Expenses (including solicitors' and attorneys' fees) incurred in defending a civil or criminal action, suit or proceeding may be paid by the Company in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of any person referred to in paragraph 1 hereof to repay the amount if it shall be ultimately determined that he is not entitled to be indemnified by the Company as authorized by this By-Law.

     5. The indemnification provided by this By-Law shall not be deemed exclusive of any other rights to which those entitled to be indemnified hereunder may be entitled as a matter of law or under any by-law, agreement, vote of members, or otherwise.

     Administrative Resolution Number 600.01 of The Manufacturers Life Insurance Company provides for indemnification of certain directors and officers of subsidiary companies as follows:

     "Resolution 600.01"
     1.1 [The Manufacturers Life Insurance Company (the "Company")] shall indemnify any person who is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal or administrative (other than by or in the right of the Company except as provided in 1.2 of this Article) by reason of the fact that the person

          (a)  is or was a Director, officer or employee of the Company, or

          (b) is or was serving at the specific request of the Company, as a Director, officer, employee or trustee of another corporation, partnership, joint venture, trust or other enterprise, or

          (c) is or was engaged at the same time as an agent in the sale of the Company's products while at the same time employed by the Company in the United States in a branch management capacity, against all expenses (including but not limited to solicitors' and attorneys' fees) judgments, fines and amounts in settlement, actually and reasonably incurred by the person in connection with such action, suit or proceeding, (other than those specifically excluded below) if the person acted honestly, in good faith, with a view to the best interests of the Company or the enterprise the person is serving at the request of the Company, and within the scope of his or her authority and normal activities, and, in the case of any criminal or administrative action or proceeding, the person had reasonable grounds for believing that his or her conduct was lawful.

     The termination of any action, suit or proceeding by judgment, order, settlement or conviction shall not of itself create a presumption that the person did not act honestly and in good faith with a view to the best interests of the Company and, with respect to any criminal action or proceeding, that the person did not have reasonable grounds for believing that his or her conduct was lawful.

     1.2 The Company shall also, with the approval of the Board, indemnify a person referred to in Section 1.1 of this Article in respect of any action by any person by or on behalf of the Company to procure a judgment in its favour to which the person is made a party by reason of being or having been a Director, officer or employee of the Company, against all costs, charges and expenses reasonably incurred by him or her in connection with such action if he or she fulfills the conditions set out in Section 1.1 of this Article.

     1.3  The Company shall have no obligation to indemnify any person for:

          (a) any act, error, or omission committed with actual dishonest, fraudulent, criminal or malicious purpose or intent, or

          (b)  any act of gross negligence or willful neglect, or

          (c) any liability of others assumed by any person otherwise entitled to indemnification hereunder, or

          (d) any claims by or against any enterprise which is owned, operated, managed, or controlled by any person otherwise entitled to indemnification hereunder or any claims by such person against an enterprise, or

          (e) any claim arising out of, or based on, any pension plan sponsored by any person otherwise entitled to indemnification hereunder as employer, or

          (f) bodily injury, sickness, disease or death of any person, or injury to or destruction of any tangible property including loss of use thereof, or

          (g) any amount covered by any other indemnification provision or by any valid and collectible insurance which the person entitled to indemnity hereunder may have, or

          (h) any liability in respect of which the person would otherwise be entitled to indemnification if in the course of that person's actions, he or she is found by the Board of Directors to have been in breach of compliance with the Company's Code of Business Conduct or Conflict of Interest guidelines, or

          (i) any liability incurred by that person for any sales activities unless the person qualifies under Section 1.1(c) of this Article.

     1.4 In the event of any indemnity payment by the Company and as a condition of it, the Company shall be subrogated to all the rights of recovery of the person indemnified, and such person shall execute and deliver instruments and papers and do whatever else is necessary to secure such rights.

     1.5 As a condition of indemnification, the person to be indemnified shall not demand or agree to arbitration of any claim, make any payment, admit any liability, settle any claims, assume any obligation or incur any expense without the written consent of the Company.

     1.6 Any claim to indemnification shall not be assignable. In the event of death or incompetency, the legal representative of a person eligible for indemnification shall be entitled to indemnification for those acts and omissions of the indemnified person incurred prior to his death or incompetency.

     1.7 The Company shall have the right as a condition of pending indemnification to appoint counsel satisfactory to the person to be indemnified to defend the person for any claim against him or her which may be covered by this indemnity.

     1.8 The indemnification shall be continuing and enure to the benefit of the heirs, executors and administrators of any person referred to in
     Section 1.1. of this Article.

     1.9 Expenses (including but not limited to solicitors' and attorneys' fees), incurred in defending a civil, criminal, or administrative action, suit or proceeding shall be paid by the Company in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of any person referred to in Section 1.1 of this Article to repay the amount if it shall be ultimately determined that the person is not eligible to be indemnified by the Company.

     1.10 The Indemnification provided hereunder shall not be deemed exclusive of any other rights to which those eligible to be indemnified hereunder may be entitled as a matter of law under any By-Law, Resolution, agreement, vote of members or otherwise.

               Liability Insurance

               At a meeting of the Executive Committee of the Board of Directors of The Manufacturers Life Insurance Company held October 21, 1993, the purchase of Directors and Officers (D&O) liability insurance was approved. It became effective December 1, 1993. It provides global coverage for all Directors and Officers of The Manufacturers Life Insurance Company and its subsidiaries.

          The coverage provided:

               1. Insures Directors and Officers against loss arising from claims against them for certain acts in cases where they are not indemnified by The Manufacturers Life Insurance Company or a subsidiary.

               2. Insures The Manufacturers Life Insurance Company against loss arising from claims against Directors and Officers for certain wrongful acts, but only where the corporation indemnifies the Directors or Officers as required or permitted under applicable statutory or by-law provisions.

          In general, the D&O coverage encompasses:

               - past, present and future Directors and Officers of The Manufacturers Life Insurance Company and subsidiaries

               - defense costs and settlements (if legally obligated to be paid) resulting from third party claims in connection with 'wrongful acts' committed by a Director or Officer within the scope of their duties

               - claims made basis (i.e. policy responds to claims filed/reported during the policy term, including claims arising from events transpiring before the policy was in force as long as no Director/Officer was aware of the events prior to coverage placement).


Item 29.  Principal Underwriters.

          (a) In addition to the Policies, ManEquity, Inc. acts as principal underwriter of policies participating in Separate Accounts One, Three and Four of The Manufacturers Life Insurance Company of America.

  (b)  Name and Principal                     Positions and Offices
       Business Address                       with Underwriter
       ------------------                     ---------------------

       - Thomas G. Reive                      Treasurer
         200 Bloor Street East
         Toronto, Ontario


       - Gary Buchanan                        V.P., Compliance
         200 Bloor Street East
         Toronto, Ontario


       - Brian Buckley                        Secretary and General
         73 Tremont Street                    Counsel
         Boston, Massachusetts 02108


       - Douglas Myers                        Director, President
         200 Bloor Street East
         Toronto, Ontario


       - Bruce Gordon                         Director
         200 Bloor Street East
         Toronto, Ontario


       - John Richardson                      Director
         200 Bloor Street East
         Toronto, Ontario

       - Gary Buchanan                        Director
         200 Bloor Street East
         Toronto, Ontario

       - Ray Bubbs                            Director
         73 Tremont St.
         Boston MA 02108



(c)   (1)              (2)              (3)              (4)             (5)
    Name of      Net Underwriting
   Principal      Discounts and       Compensation     Brokerage        Other
  Underwriter      Commissions        on Redemption   Commissions   Compensation
 ------------    ----------------     -------------   -----------   ------------

ManEquity, Inc.     $3,045,326            - 0 -           - 0 -         - 0 -


Item 30.  Location of Accounts and Records.

     Pursuant to a Service Agreement, The Manufacturers Life Insurance Company maintains physical possession of the books and records of Separate Account Two required by Section 31(a) of the 1940 Act and the rules thereunder.


Item 31.  Management Services.

     Not applicable.

Item 32.  Undertakings.
     Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940.


     The Manufacturers Life Insurance Company of America hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that the Registrant meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and have caused this amendment to the Registration Statement to be signed on their behalf in the City of Toronto, Province of Ontario, Canada, on this 28th day of April, 1997.

                                   SEPARATE ACCOUNT TWO OF
                                   THE MANUFACTURERS LIFE INSURANCE
                                   COMPANY OF AMERICA
                                            (Registrant)


                                   By: THE MANUFACTURERS LIFE INSURANCE
                                       COMPANY OF AMERICA
                                            (Depositor)

                                        /S/ Donald A. Guloien
                                   By: --------------------------------
                                            DONALD A. GULOIEN
                                            President


                                   THE MANUFACTURERS LIFE
                                   INSURANCE COMPANY OF AMERICA

                                        /S/ Donald A. Guloien
                                   By: ---------------------------------
                                            DONALD A. GULOIEN
                                            President

                                   SIGNATURES
     Pursuant to the requirements of the Securities Act of l933, this amended Registration Statement has been signed by the following persons in the capacities indicated on this 28th day of April, 1997.

Signature                               Title
----------                              ------


      *
________________________________        Chairman and Director
JOHN D. RICHARDSON


      *
________________________________        President and Director
DONALD A. GULOIEN                       (Principal Executive Officer)


      *
________________________________        Director
SANDRA M. COTTER


/s/  James D. Gallagher
________________________________        Director
JAMES D. GALLAGHER


      *
________________________________        Director
BRUCE GORDON

      *
________________________________        Director
JOSEPH J. PIETROSKI

      *
________________________________        Director
THEODORE KILKUSKIE, JR.

      *
________________________________        Vice President, Finance
DOUGLAS H. MYERS                        (Principal Financial and
                                        Accounting Officer)



*/s/ James D. Gallagher
________________________________
JAMES D. GALLAGHER
Pursuant to Power of Attorney


                                 EXHIBIT INDEX

                                            Page in Sequential
                                             Numbering System
                                               Where Exhibit
Exhibit No.  Description                          Located
-----------  -----------                    -------------------
(27)         Financial Data Schedules






99.1         Copy of resolution            Previously filed as
             establishing Separate         Exhibit A(1) to the
             Account Two                   registration statement on on Form S-6
                                           of Separate Account One of The
                                           Manufacturers Life Insurance Company
                                           of America (File No. 2-88607),
                                           December 23, 1983.

99.3(a)      Distribution Agreement        Previously filed as
             between The Manufacturers     Exhibit (3)(a) to Pre-
             Life Insurance Company        Effective Amendment
             of America and Man-Equity,    No. 1, September 4, 1987.
             Inc.

99.3(a)(i)   Distribution Agreement        Previously filed as
             between The Manufacturers     Exhibit (3)(a)(i) to Post-
             Life Insurance Company        Effective Amendment
             of America and Delta          No. 14, February 28, 1995.
             Financial Associates, Inc.

99.3(b)(i)   Specimen Agreement between    Previously filed as
             ManEquity, Inc. and           Exhibit (3)(b)(i) to
             registered representatives    Post-Effective Amendment
                                           No. 6, February 28, 1992.

99.3(b)(ii)  Specimen Agreement between    Previously filed as
             ManEquity, Inc. and dealers.  Exhibit (3)(b)(ii) to
                                           Post-Effective Amendment
                                           No. 8, February 26, 1993.

99.4(a)      Form of Multi-Account         Previously filed as
             Flexible Variable Annuity     Exhibit (4)(a)(i) to Pre-
             Policy                        Effective Amendment No. 1
                                           September 4, 1987.

99.4(b)(i)   Qualified Pension Plan        Previously filed as
             Rider                         Exhibit (4)(b) to Registrant's
                                           registration statement on Form N-4,
                                           May  13, 1987.

99.4(b)(ii)  Qualified Profit Sharing      Previously filed as
             Plan Rider                    Exhibit (4)(b)(ii) to Registrant's
                                           registration statement on From N-4,
                                           May 22, 1987.


                                            Page in Sequential
                                             Numbering System
                                               Where Exhibit
Exhibit No.  Description                          Located
-----------  -----------                    -------------------
99.4(b)(iii) Individual Retirement         Previously filed as
             Annuity Rider                 Exhibit (4)(b)(iii) to Registrant's
                                           registration statement on Form N-4,
                                           May 22, 1987.

99.4(b)(iv)  Tax Sheltered Annuity         Previously filed as
             Rider, Form No. 419-24US      Exhibit (4)(b)(vi) to
                                           Registrant's registration statement
                                           on Form N-4, May 22, 1987.

99.4(b)(v)   Tax Sheltered Annuity         Previously filed as
             Rider, Form No. 419-25US      Exhibit (4)(b)(vii) to
                                           Registrant's registration statement
                                           on Form N-4, May 22, 1987.

99.4(b)(vi)  Unisex Endorsement            Previously filed as
                                           Exhibit (4)(b)(viii) to
                                           Registrant's registration statement
                                           on Form N-4, May 22, 1987.

99.4(b)(vii) Endorsement to Policy         Previously filed as
             re Redomestication            Exhibit (4)(b)(vii) to
                                           Post-Effective Amendment
                                           No. 8, February 26, 1993.

99.5         Form of Application           Previously filed as
             for the Policy                Exhibit (5) to Post-
                                           Effective Amendment No. 4,
                                           May 1, 1990.


99.6(a)      Restated Articles of          Incorporated by reference to
             Redomestication of The        Exhibit (3)(a)(i) to Post-
             Manufacturers Life            Effective Amendment No. 6,
             Insurance Company of          to the Registration Statement
             America**                     on Form S-1 filed by the
                                           Manufacturers Life Insurance
                                           Company of America  on
                                           December 9, 1996 (File No. 33-57020).

** Filed electronically

                                              Page in Sequential
                                               Numbering System
                                                 Where Exhibit
Exhibit No.  Description                            Located
-----------  -----------                      -------------------

99.6(b)      By-Laws of The Manufacturers    Incorporated by reference
             Life Insurance Company of       to Exhibit 3(b)(i) to Post
             America**                       Effective Amendment No. 6
                                             to the Registration Statement
                                             on Form S-1 filed by
                                             The Manufacturers Life
                                             Insurance Company of America
                                             on December 9, 1996 (File
                                             No. 33-57020)


99.7         Reinsurance Agreement           Previously filed as
             between The Manufacturers       Exhibit (7) to the Pre-
             Life Insurance Company and      Effective Amendment No. 1
             The Manufacturers Life          September 4, 1987.
             Insurance Company of America

99.8(i)      Service Agreement between       Previously filed as
             The Manufacturers Life          Exhibit 1.A(8)(a) to
             Insurance Company of America    Post-Effective Amendment
             and The Manufacturers Life      No. 7 of Separate Account
             Insurance Company               One of The Manufacturers Life
                                             Insurance Company of America (File
                                             No. 2-88607), March 2, 1989.

99.8(i)(a)   Amendment to Service            Previously filed as
             Agreement                       Exhibit 1.A(8)(a) to Post
                                             Effective Amendment No.8,
                                             February 26, 1993.

99.8(i)(b)   Amendments to Service           Previously filed as
             Agreement: May 31, 1993         Exhibit 1.A(8)(b) to Post
             and June 30, 1993               Effective Amendment No.
                                             10, March 1, 1994.

99.8(ii)     Service Agreement between       Previously filed as
             The Manufacturers Life          Exhibit 1.A(8)(ii) to
             Insurance Company and Man-      Post Effective Amendment
             Equity, Inc. dated January 1,   No. 12, April 26, 1994.
             1991 as amended March 1, 1994


** Filed electronically

                                            Page in Sequential
                                             Numbering System
                                               Where Exhibit
Exhibit No.  Description                          Located
-----------  -----------                     ------------------
99.9(a)       Opinion and consent of         Previously filed as Exhibit (9)(a)
              James D. Gallagher, Esq.,      to the Post-Effective Amendment
              General Counsel of The         No. 16 to the Registration
              Manufacturers Life Insurance   Statement on Form N-4 filed by
              Company of America.**          The Manufacturers Life Insurance
                                             Company of America on December,
                                             18, 1996.

99.C1         Consent of Ernst &
              Young LLP.

99.C6         Consent of Jones &
              Blouch L.L.P.

99.16         Performance Computation        Previously filed as Exhibit (16)
              Schedule.**                    to Post-Effective Amendment
                                             No. 14 to the Registration
                                             Statement on Form N-4 filed by
                                             The Manufacturers Life Insurance
                                             Company of America on
                                             April 26, 1996.


99.24         Power of Attorney**            Incorporated by reference to
                                             Exhibit 12 to Post Effective
                                             Amendment No. 10 to the
                                             Registration Statement on
                                             Form S-6 filed by The
                                             Manufacturers Life Insurance
                                             Company of America on
                                             February 28, 1997
                                             (File No. 33-52310)




** Filed Electronically